FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-02790
                                                     ---------

                    FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
                    ----------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 650 312-2000
                                                            ------------

Date of fiscal year end:  3/31
                          ----

Date of reporting period:  6/30/09
                          ---------



Item 1. Schedule of Investments.


Franklin California Tax-Free Income Fund

QUARTERLY STATEMENT OF INVESTMENTS
JUNE 30, 2009

CONTENTS

Statement of Investments ..................................................    3
Notes to Statement of Investments .........................................   28

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series


                     Quarterly Statement of Investments | 1

                       This page intentionally left blank.

Franklin California Tax-Free Income Fund

STATEMENT OF INVESTMENTS, JUNE 30, 2009 (UNAUDITED)

                                                                                  PRINCIPAL
                                                                                   AMOUNT           VALUE
                                                                                ------------   ---------------
    MUNICIPAL BONDS 97.9%
    CALIFORNIA 89.3%
    ABAG Finance Authority for Nonprofit Corps. COP,
       Butte Valley-Tulelake Rural Health, California Mortgage Insured,
          6.65%, 10/01/22 ...................................................   $    700,000   $       700,245
       California Mortgage Insured, 6.125%, 3/01/21 .........................      3,670,000         3,669,706
       Episcopal Home Foundation, Refunding, 5.125%, 7/01/13 ................      6,000,000         6,015,060
       Episcopal Home Foundation, Refunding, 5.125%, 7/01/18 ................     20,625,000        19,674,394
       Home for Jewish Parents, California Mortgage Insured, 5.625%, 5/15/22       4,930,000         4,930,197
       Lytton Gardens Inc., Refunding, California Mortgage Insured, 6.00%,
          2/15/30 ...........................................................      5,000,000         4,867,150
       Odd Fellows Home, California Mortgage Insured, 6.00%, 8/15/24 ........      5,525,000         5,374,996
       Rhoda Haas Goldman Plaza, California Mortgage Insured, 5.125%,
          5/15/23 ...........................................................      5,000,000         4,668,250
    ABAG Finance Authority for Nonprofit Corps. MFHR, Palo Alto Gardens
       Apartments, Series A, 5.45%, 4/01/39 .................................      5,500,000         4,636,115
    ABAG Finance Authority for Nonprofit Corps. Revenue, San Diego Hospital
       Assn.,
       Series A, 6.125%, 8/15/20 ............................................     23,525,000        23,012,155
       Series C, 5.375%, 3/01/21 ............................................      5,000,000         4,572,650
    ABAG Finance Authority for Nonprofit Corps. Revenue, St. Rose Hospital,
       Series A, California Mortgage Insured, 6.00%, 5/15/29 ................      8,620,000         8,579,658
    ABAG Revenue Tax Allocation, RDA Pool, Series A6, FSA Insured, 5.375%,
       12/15/25 .............................................................      1,250,000         1,250,825
    ABAG Water and Wastewater Revenue, Pooled Financing Program, Refunding,
       Series A, FSA Insured, 5.30%, 10/01/21 ...............................      5,450,000         5,451,744
    Alameda Corridor Transportation Authority Revenue,
       AMBAC Insured, zero cpn. to 10/01/12, 5.30% thereafter, 10/01/22 .....     81,685,000        62,212,113
       AMBAC Insured, zero cpn. to 10/01/12, 5.30% thereafter, 10/01/23 .....     70,015,000        52,476,242
       AMBAC Insured, zero cpn. to 10/01/12, 5.40% thereafter, 10/01/24 .....     43,770,000        32,519,797
       AMBAC Insured, zero cpn. to 10/01/12, 5.45% thereafter, 10/01/25 .....     32,960,000        24,168,909
       Refunding, AMBAC Insured, zero cpn., 10/01/29 ........................     20,000,000         4,868,400
       Refunding, AMBAC Insured, zero cpn., 10/01/30 ........................     41,665,000         9,332,543
       senior lien, Series A, MBIA Insured, 5.00%, 10/01/29 .................     24,490,000        22,665,985
    Alameda County COP, Alameda County Medical Center Project, MBIA Insured,
       ETM,
       5.00%, 6/01/23 .......................................................     19,195,000        19,344,529
       5.30%, 6/01/26 .......................................................      7,000,000         7,021,280
       5.00%, 6/01/28 .......................................................      8,925,000         8,994,526
    Alhambra USD, GO, Election of 2004, Series A, FGIC Insured, 5.00%,
       8/01/29 ..............................................................     13,025,000        12,201,559
    Alvord USD, GO,
       Election of 2007, Series A, FSA Insured, 5.00%, 8/01/32 ..............     11,625,000        10,986,090
       Series A, FGIC Insured, ETM, 5.375%, 8/01/27 .........................      6,100,000         6,116,531
    Anaheim PFA Lease Revenue, Capital Appreciation, Public Improvements
       Project, Series C, FSA Insured, zero cpn.,
       9/01/24 ..............................................................     26,855,000        10,820,148
       9/01/26 ..............................................................     29,430,000        10,223,688
       9/01/27 ..............................................................     22,860,000         7,323,430
       9/01/28 ..............................................................     14,425,000         4,229,122
       9/01/29 ..............................................................     24,810,000         6,651,561
       9/01/32 ..............................................................     13,665,000         2,860,358
       9/01/33 ..............................................................     37,070,000         7,168,597
       9/01/34 ..............................................................     24,970,000         4,489,107
       3/01/37 ..............................................................     16,080,000         2,424,542


                     Quarterly Statement of Investments | 3

Franklin California Tax-Free Income Fund

                                                                                  PRINCIPAL
                                                                                   AMOUNT           VALUE
                                                                                ------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Anaheim PFAR,
       Distribution System, second lien, MBIA Insured, 5.00%, 10/01/29 ......   $  4,325,000   $     4,133,749
       Distribution System, second lien, MBIA Insured, 5.00%, 10/01/34 ......      5,500,000         4,922,610
       Electric System Distribution Facilities, MBIA Insured, 4.50%,
          10/01/37 ..........................................................     20,030,000        16,572,221
    Anaheim UHSD, GO, Capital Appreciation, Series A, FSA Insured, zero cpn.,
       8/01/26 ..............................................................      8,570,000         3,349,585
    Antelope Valley Community College District GO, Election of 2004, Series
       B, MBIA Insured, 5.25%, 8/01/39 ......................................     14,900,000        14,568,922
    Antioch PFA Reassessment Revenue, sub. lien, Refunding, Series B, 5.60%,
       9/02/09 ..............................................................      1,205,000         1,210,736
    Azusa RDA Tax Allocation, Series B, 7.00%, 8/01/38 ......................      8,420,000         8,537,712
    Bakersfield City School District GO, Series A, FSA Insured, 5.00%,
       11/01/31 .............................................................      8,390,000         8,289,320
    Baldwin Park PFAR Tax Allocation, Refunding, Series A, 7.75%, 8/01/19 ...      4,560,000         4,560,182
    Baldwin Park USD, GO, Capital Appreciation, Election of 2006, FSA
       Insured, zero cpn., 8/01/36 ..........................................     11,410,000         1,795,249
    Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area,
       Refunding,
       Series F, 5.00%, 4/01/31 .............................................     11,255,000        10,835,414
       Series F1, 5.00%, 4/01/39 ............................................     81,800,000        76,290,770
       Series F1, 5.50%, 4/01/43 ............................................     18,000,000        18,010,620
       Series F1, 5.125%, 4/01/47 ...........................................     53,585,000        50,237,009
    Bell GO, Election of 2003, MBIA Insured, 5.00%, 8/01/34 .................      5,195,000         4,816,285
    Belmont-Redwood Shores School District GO, Election of 2005, Series A,
       FSA Insured, 5.00%, 8/01/32 ..........................................     10,000,000         9,641,600
    Beverly Hills USD, GO, Election of 2002, Series B, 5.00%, 8/01/30 .......      8,590,000         8,656,744
    Bonita USD, GO, Election of 2004, Series A, MBIA Insured, 5.00%,
       8/01/27 ..............................................................      5,100,000         5,161,251
    Brentwood 1915 Act Revenue, Infrastructure Financing, Reassessment,
       Refunding, Series A, FSA Insured, 5.80%, 9/02/17 .....................      5,085,000         5,086,627
    Byron USD, GO, Series A, FGIC Insured, 5.00%, 8/01/31 ...................      5,145,000         4,786,599
    Calexico USD, GO, MBIA Insured, Pre-Refunded, 5.25%, 8/01/33 ............      4,285,000         4,948,661
    California Counties Lease Financing Authority COP, CSAC Financing Corp.,
       Amador County Project, ETM, 7.70%, 10/01/09 ..........................        375,000           381,083
    California County Tobacco Securitization Agency Tobacco Revenue,
       Asset-Backed, Alameda County, 5.875%, 6/01/35 ........................      7,500,000         5,361,525
       Asset-Backed, Golden Gate Corp., Series A, Pre-Refunded, 6.00%,
          6/01/43 ...........................................................     10,000,000        11,325,300
       Asset-Backed, Kern County Corp., Series A, 6.125%, 6/01/43 ...........     28,135,000        18,468,377
       Asset-Backed, Kern County Corp., Series B, 6.25%, 6/01/37 ............     19,460,000        14,328,982
       Asset-Backed, Merced Funding Corp., Series A, Pre-Refunded, 5.875%,
          6/01/43 ...........................................................     10,235,000        11,586,429
       Asset-Backed, Sonoma County Corp., Series A, Pre-Refunded, 5.875%,
          6/01/43 ...........................................................     30,000,000        33,961,200
       Asset-Backed, Stanislaus Funding, Series A, 5.875%, 6/01/43 ..........      8,690,000         5,486,518
       Tobacco Settlement Asset-Backed, Gold Country Settlement Funding
          Corp., Pre-Refunded, 6.00%, 6/01/38 ...............................     10,000,000        11,371,300
    California Educational Facilities Authority Revenue,
       Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn.,
          10/01/32 ..........................................................      8,435,000         1,950,425
       Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn.,
          10/01/33 ..........................................................      8,435,000         1,828,792
       Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn.,
          10/01/34 ..........................................................      8,435,000         1,714,582
       Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn.,
          10/01/35 ..........................................................      8,435,000         1,607,542
       Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn.,
          10/01/36 ..........................................................      8,435,000         1,507,166
       Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn.,
          10/01/37 ..........................................................      8,435,000         1,413,116
       Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn.,
          10/01/38 ..........................................................      8,435,000         1,324,885
       Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn.,
          10/01/39 ..........................................................      8,435,000         1,242,222


                     4 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

                                                                                  PRINCIPAL
                                                                                   AMOUNT           VALUE
                                                                                ------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    California Educational Facilities Authority Revenue, (continued)
       Loyola Marymount University, Refunding, MBIA Insured, zero cpn.,
          10/01/26 ..........................................................   $  7,620,000   $     2,829,992
       Loyola Marymount University, Refunding, MBIA Insured, zero cpn.,
          10/01/27 ..........................................................      7,365,000         2,532,676
       Loyola Marymount University, Refunding, MBIA Insured, zero cpn.,
          10/01/28 ..........................................................      4,120,000         1,313,992
       Loyola Marymount University, Refunding, MBIA Insured, zero cpn.,
          10/01/30 ..........................................................      5,685,000         1,544,956
       Loyola Marymount University, Refunding, MBIA Insured, zero cpn.,
          10/01/31 ..........................................................      7,615,000         1,917,152
       Loyola Marymount University, Refunding, MBIA Insured, zero cpn.,
          10/01/32 ..........................................................      7,615,000         1,765,690
       Occidental College, Refunding, Series A, MBIA Insured, 5.00%,
          10/01/36 ..........................................................      7,275,000         6,881,568
       Pepperdine University, Refunding, Series A, AMBAC Insured, 5.00%,
          12/01/35 ..........................................................      7,720,000         7,329,368
       Pooled College and University, Series B, Pre-Refunded, 6.75%,
          6/01/30 ...........................................................     11,495,000        12,247,003
       Santa Clara University, Refunding, AMBAC Insured, zero cpn.,
          9/01/26 ...........................................................      5,800,000         2,275,456
       Stanford University, Refunding, Series O, 5.125%, 1/01/31 ............     15,750,000        15,751,890
    California Health Facilities Financing Authority Revenue,
       Adventist Health System West, Series A, 5.75%, 9/01/39 ...............     18,000,000        16,623,540
       Casa Colina, 6.125%, 4/01/32 .........................................     10,300,000         8,764,270
       Catholic Healthcare West, Refunding, Series A, 5.00%, 7/01/18 ........     26,345,000        26,025,962
       Catholic Healthcare West, Refunding, Series A, 5.00%, 7/01/28 ........    117,175,000       105,306,344
       Catholic Healthcare West, Refunding, Series A, 6.00%, 7/01/34 ........     10,000,000         9,826,400
       Catholic Healthcare West, Refunding, Series A, MBIA Insured, 5.75%,
          7/01/15 ...........................................................     12,500,000        12,502,250
       Catholic Healthcare West, Refunding, Series A, MBIA Insured, 5.00%,
          7/01/17 ...........................................................      3,390,000         3,370,169
       Catholic Healthcare West, Refunding, Series A, MBIA Insured, 5.125%,
          7/01/24 ...........................................................      7,825,000         7,450,417
       Catholic Healthcare West, Series G, 5.25%, 7/01/23 ...................      3,000,000         2,899,080
       Cedars-Sinai Medical Center, Series A, MBIA Insured, 5.125%,
          8/01/17 ...........................................................      8,355,000         8,354,415
       Cedars-Sinai Medical Center, Series B, MBIA Insured, 5.25%, 8/01/27 ..     52,500,000        50,685,600
       Children's Hospital of Orange County, Series A, 6.50%, 11/01/24 ......     10,500,000        10,792,740
       Children's Hospital of Orange County, Series A, 6.25%, 11/01/29 ......     13,870,000        13,719,788
       County Program, Series B, 7.20%, 1/01/12 .............................      1,740,000         1,740,070
       Families First, Refunding, Series A, California Mortgage Insured,
          6.00%, 12/01/25 ...................................................      9,500,000         9,636,800
       Feedback Foundation Inc., Series A, California Mortgage Insured,
          6.50%, 12/01/22 ...................................................      1,340,000         1,304,879
       Health Facility, Valleycare, Series A, California Mortgage Insured,
          Pre-Refunded, 5.25%, 5/01/22 ......................................      5,000,000         5,533,200
       Hospital of the Good Samaritan, Refunding, 7.00%, 9/01/21 ............     67,900,000        52,625,895
       Insured Health Facility, Help Group, Series A, California Mortgage
          Insured, 6.10%, 8/01/25 ...........................................     12,905,000        13,043,987
       Kaiser Permanente, Series A, ETM, 5.40%, 5/01/28 .....................     46,000,000        46,187,680
       Kaiser Permanente, Series A, FSA Insured, ETM, 5.00%, 6/01/20 ........     32,295,000        32,707,730
       Kaiser Permanente, Series A, FSA Insured, ETM, 5.00%, 6/01/24 ........    136,775,000       138,460,068
       Kaiser Permanente, Series A, zero cpn., 10/01/11 .....................     13,970,000        12,721,780
       Kaiser Permanente, Series B, ETM, 5.25%, 10/01/16 ....................      7,515,000         7,583,086
       Kaiser Permanente, Series B, ETM, 5.00%, 10/01/18 ....................     38,260,000        38,748,963
       Kaiser Permanente, Series B, ETM, 5.00%, 10/01/20 ....................     38,020,000        38,505,896
       Kaiser Permanente, Series B, ETM, 5.40%, 5/01/28 .....................     80,000,000        80,326,400
       Lucile Salter Packard Hospital, Series C, AMBAC Insured, 5.00%,
          8/15/26 ...........................................................      6,000,000         5,805,360
       Marshall Hospital, Refunding, Series A, California Mortgage Insured,
          5.30%, 11/01/28 ...................................................      4,920,000         4,452,698
       Northern California Presbyterian, Refunding, 5.40%, 7/01/28 ..........      6,340,000         5,046,767
       Paradise Valley Estates, Refunding, California Mortgage Insured,
          5.125%, 1/01/22 ...................................................      6,610,000         6,365,033
       Paradise Valley Estates, Refunding, California Mortgage Insured,
          5.25%, 1/01/26 ....................................................      5,000,000         4,705,750


                     Quarterly Statement of Investments | 5

Franklin California Tax-Free Income Fund

                                                                                  PRINCIPAL
                                                                                   AMOUNT           VALUE
                                                                                ------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
       California Health Facilities Financing Authority Revenue, (continued)
       Pomona Valley Hospital, Refunding, Series A, MBIA Insured, 5.625%,
          7/01/19 ...........................................................   $  8,500,000   $     7,972,405
       Providence Health and Services, Series C, 6.25%, 10/01/28 ............      4,000,000         4,292,440
       Providence Health and Services, Series C, 6.50%, 10/01/38 ............      6,500,000         6,965,075
       Small Facilities Program, Refunding, Series A, FGIC Insured, 5.00%,
          4/01/25 ...........................................................     10,915,000        10,043,328
       Southern California, Series A, California Mortgage Insured, 5.50%,
          12/01/22 ..........................................................      2,940,000         2,940,118
       Sutter Health, Refunding, Series A, FSA Insured, 5.25%, 8/15/27 ......      1,815,000         1,798,157
       Sutter Health, Refunding, Series A, MBIA Insured, 5.35%, 8/15/28 .....      6,170,000         6,009,271
       Sutter Health, Series A, 5.00%, 8/15/38 ..............................     35,300,000        30,804,898
       Sutter Health, Series A, 5.00%, 11/15/42 .............................     40,000,000        34,286,400
       Sutter Health, Series A, 5.25%, 11/15/46 .............................     75,390,000        66,821,173
       Sutter Health, Series A, FSA Insured, 5.00%, 8/15/37 .................     61,000,000        55,924,800
       Sutter Health, Series A, MBIA Insured, 5.375%, 8/15/30 ...............     10,600,000        10,267,902
       Sutter Health, Series A, MBIA Insured, Pre-Refunded, 5.35%, 8/15/28 ..        480,000           485,405
       The Episcopal Home, California Mortgage Insured, 5.30%, 2/01/32 ......     28,150,000        24,933,299
       The Help Group, Refunding, California Mortgage Insured, 5.40%,
          8/01/22 ...........................................................      7,420,000         7,196,584
       University of California San Francisco-Stanford Health Care,
          Refunding, Series B, AMBAC Insured, 5.00%, 11/15/28 ...............     25,000,000        22,694,500
       University of California San Francisco-Stanford Health Care,
          Refunding, Series B, FSA Insured, 5.00%, 11/15/31 .................     26,920,000        22,688,984
    California HFAR,
       Class 1, Series B-1, AMBAC Insured, 5.65%, 8/01/28 ...................      1,580,000         1,471,675
       Home Mortgage, Capital Appreciation, Series A, zero cpn., 8/01/16 ....        520,000           260,983
       Home Mortgage, Series K, 4.75%, 8/01/36 ..............................      5,000,000         3,829,650
       Home Mortgage, Series N, AMBAC Insured, zero cpn. to 2/01/10, 6.30%
       thereafter, 8/01/31 ..................................................      2,605,000         2,517,055
       MFHR II, Series A, AMBAC Insured, 6.25%, 2/01/37 .....................      1,235,000         1,235,198
       MFHR III, Series B, MBIA Insured, 5.50%, 8/01/39 .....................     11,950,000        10,150,927
    California Infrastructure and Economic Development Bank Revenue,
       Bay Area Toll Bridges, first lien, Series A, AMBAC Insured,
          Pre-Refunded, 5.00%, 7/01/33 ......................................      5,000,000         5,572,300
       Bay Area Toll Bridges, first lien, Series A, FGIC Insured,
          Pre-Refunded, 5.00%, 7/01/29 ......................................     50,985,000        56,159,468
       Kaiser Hospital Assistance I LLC, Series B, 5.50%, 8/01/31 ...........     10,000,000         9,172,300
       Kaiser Hospital Assistance II LLC, Series A, 5.55%, 8/01/31 ..........     34,000,000        32,621,300
    California Municipal Finance Authority COP, Community Hospitals of
       Central California, 5.25%,
       2/01/37 ..............................................................     37,100,000        27,946,688
       2/01/46 ..............................................................     90,650,000        65,720,343
    California PCFA, PCR,
       Pacific Gas and Electric Co., Refunding, Series A, MBIA Insured,
          5.35%, 12/01/16 ...................................................     31,500,000        30,927,330
       San Diego Gas and Electric Co., Series A, 5.85%, 6/01/21 .............     32,535,000        32,121,805
    California Resource Efficiency Financing Authority COP, Capital
       Improvements Program, AMBAC Insured,
       5.625%, 4/01/22 ......................................................        325,000           325,137
       5.75%, 4/01/27 .......................................................        475,000           474,957


                     6 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

                                                                                  PRINCIPAL
                                                                                   AMOUNT           VALUE
                                                                                ------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    California State Department of Veteran Affairs Home Purchase Revenue,
       Refunding, Series A, 5.40%, 12/01/28 .................................   $  9,580,000   $     9,580,000
       Series A, 5.20%, 12/01/27 ............................................     17,110,000        17,134,981
       Series B, 5.20%, 12/01/28 ............................................      3,620,000         3,620,615
    California State Department of Water Resources Central Valley Project
       Revenue, Water System,
       Refunding, Series S, 5.00%, 12/01/29 .................................     24,085,000        24,102,582
       Refunding, Series Y, FGIC Insured, 5.00%, 12/01/25 ...................     19,725,000        20,279,667
       Series Y, FGIC Insured, Pre-Refunded, 5.00%, 12/01/25 ................        275,000           310,679
    California State Department of Water Resources Power Supply Revenue,
       Series A, Pre-Refunded,
       5.25%, 5/01/20 .......................................................     40,000,000        44,947,200
       5.375%, 5/01/21 ......................................................     22,000,000        24,797,080
       5.375%, 5/01/22 ......................................................     34,020,000        38,345,303
    California State GO,
       6.00%, 5/01/24 .......................................................      2,565,000         2,576,389
       5.125%, 4/01/25 ......................................................      3,500,000         3,269,805
       5.20%, 4/01/26 .......................................................     13,500,000        12,617,640
       5.25%, 4/01/27 .......................................................          5,000             4,663
       5.25%, 4/01/34 .......................................................         20,000            17,777
       5.00%, 8/01/34 .......................................................     48,000,000        41,063,520
       6.00%, 4/01/38 .......................................................     10,000,000        10,013,500
       AMBAC Insured, 5.90%, 3/01/25 ........................................        210,000           210,053
       AMBAC Insured, 5.00%, 4/01/31 ........................................         20,000            17,382
       AMBAC Insured, Pre-Refunded, 5.00%, 4/01/31 ..........................     29,980,000        34,067,473
       FGIC Insured, 6.00%, 8/01/19 .........................................        905,000           907,796
       FGIC Insured, 5.625%, 10/01/26 .......................................      6,345,000         6,299,443
       FSA Insured, 5.50%, 4/01/19 ..........................................        540,000           544,390
       FSA Insured, 5.50%, 3/01/20 ..........................................        415,000           415,100
       MBIA Insured, 6.00%, 8/01/24 .........................................        990,000           990,307
       Pre-Refunded, 5.25%, 10/01/23 ........................................      7,720,000         8,118,970
       Pre-Refunded, 5.25%, 10/01/23 ........................................      1,530,000         1,615,910
       Pre-Refunded, 5.25%, 4/01/27 .........................................      4,995,000         5,732,212
       Pre-Refunded, 5.00%, 2/01/29 .........................................     13,000,000        14,270,490
       Pre-Refunded, 5.25%, 2/01/29 .........................................        310,000           342,252
       Pre-Refunded, 5.25%, 4/01/29 .........................................      5,580,000         6,403,552
       Pre-Refunded, 5.25%, 2/01/30 .........................................        140,000           154,566
       Pre-Refunded, 5.25%, 4/01/32 .........................................      9,835,000        10,923,538
       Pre-Refunded, 5.25%, 4/01/34 .........................................     19,980,000        22,928,848
       Refunding, 5.625%, 9/01/24 ...........................................        255,000           254,592
       Refunding, 5.25%, 2/01/29 ............................................     24,000,000        22,011,600
       Refunding, 5.25%, 2/01/29 ............................................      9,690,000         8,903,366
       Refunding, 5.25%, 2/01/30 ............................................     29,860,000        27,206,043
       Refunding, 5.25%, 4/01/32 ............................................        165,000           148,180
       Refunding, Series BR, 5.30%, 12/01/29 ................................     13,000,000        11,549,720
       Various Purpose, 5.125%, 4/01/24 .....................................      7,500,000         7,060,875
       Various Purpose, 5.25%, 12/01/26 .....................................        145,000           136,068


                     Quarterly Statement of Investments | 7

Franklin California Tax-Free Income Fund

                                                                                  PRINCIPAL
                                                                                   AMOUNT           VALUE
                                                                                ------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    California State GO, (continued)
       Various Purpose, Pre-Refunded, 5.25%, 12/01/26 .......................   $ 12,770,000   $    14,718,063
       Various Purpose, Refunding, 5.00%, 6/01/32 ...........................     26,000,000        22,401,860
       Various Purpose, Refunding, 5.25%, 3/01/38 ...........................     60,045,000        52,565,194
       Various Purpose, Refunding, FSA Insured, 5.00%, 6/01/32 ..............     20,000,000        17,724,200
       Various Purpose, Refunding, MBIA Insured, 5.00%, 6/01/37 .............     17,000,000        14,290,030
    California State Local Government Finance Authority Revenue, Marin Valley
       Mobile, Series A, FSA Insured, 5.85%, 10/01/27 .......................      5,955,000         5,960,002
    California State Public Works Board Lease Revenue,
       California Science Center, Series A, 5.25%, 10/01/22 .................      8,645,000         8,434,667
       Department of Corrections, Series C, 5.00%, 6/01/24 ..................     12,225,000        10,700,542
       Department of Corrections, Series C, 5.00%, 6/01/25 ..................      4,810,000         4,168,298
       Department of Corrections, Series C, 5.25%, 6/01/28 ..................     25,475,000        22,253,941
       Department of Mental Health, Coalinga, Series A, 5.00%, 6/01/25 ......     12,000,000        10,397,160
       Department of Mental Health, Coalinga, Series A, 5.125%, 6/01/29 .....     56,500,000        48,400,160
       Trustees of California State University, Refunding, Series A, 5.00%,
          10/01/19 ..........................................................      7,500,000         7,511,100
       Various California Community Colleges Projects, Refunding, Series A,
          5.90%, 4/01/17 ....................................................      8,320,000         8,334,893
    California State University Revenue, Systemwide,
       Refunding, Series A, FSA Insured, 5.00%, 11/01/34 ....................      5,000,000         4,765,100
       Refunding, Series C, MBIA Insured, 5.00%, 11/01/30 ...................     15,490,000        14,506,850
       Series A, AMBAC Insured, 5.00%, 11/01/35 .............................     15,925,000        14,368,809
       Series A, FSA Insured, 5.00%, 11/01/29 ...............................     10,000,000         9,861,200
    California Statewide CDA,
       Assisted Living Facilities Revenue, Hollenbeck Palms/Magnolia Court,
          Series A, Radian Insured, 4.60%, 2/01/37 ..........................      5,010,000         3,611,459
       COP, Catholic Healthcare West, Pre-Refunded, 6.50%, 7/01/20 ..........      7,990,000         8,538,034
       COP, Children's Hospital, Los Angeles, 5.25%, 8/15/29 ................     37,685,000        30,414,810
       COP, MBIA Insured, 5.00%, 4/01/18 ....................................      7,000,000         6,171,620
       COP, MBIA Insured, 5.125%, 4/01/23 ...................................      6,000,000         4,864,500
       COP, Refunding, FSA Insured, 5.50%, 8/15/31 ..........................      9,000,000         9,043,560
       COP, The Internext Group, 5.375%, 4/01/17 ............................      7,900,000         7,006,589
       COP, The Internext Group, 5.375%, 4/01/30 ............................     67,480,000        49,091,025
       MFHR, Borregas Court Project, Series J, GNMA Secured, 6.30%,
          3/20/39 ...........................................................      7,097,000         7,291,458
    California Statewide CDA Revenue,
       5.50%, 10/01/33 ......................................................     45,465,000        41,720,957
       Catholic Healthcare West, Refunding, Series L, Assured Guaranty,
          5.25%, 7/01/41 ....................................................     13,000,000        12,234,300
       Catholic Healthcare West, Series A, 5.50%, 7/01/30 ...................     10,000,000         9,491,000
       Catholic Healthcare West, Series E, 5.50%, 7/01/31 ...................     15,000,000        14,258,100
       CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 5.50%,
          5/15/26 ...........................................................      9,500,000         8,219,780
       CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 6.00%,
          5/15/40 ...........................................................     59,000,000        50,980,130
       Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/24 .....      6,000,000         5,020,140
       Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/30 .....      5,000,000         3,841,550
       Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/35 .....     13,900,000        10,434,035
       Daughters of Charity Health, Refunding, Series A, 5.00%, 7/01/39 .....     29,980,000        20,977,905
       Daughters of Charity Health, Refunding, Series H, 5.25%, 7/01/25 .....      3,875,000         3,196,255
       East Campus Apartments LLC, Series A, ACA Insured, 5.50%, 8/01/22 ....     11,000,000         9,415,890
       East Campus Apartments LLC, Series A, ACA Insured, 5.625%, 8/01/34 ...     25,000,000        18,984,750


                     8 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

                                                                                  PRINCIPAL
                                                                                   AMOUNT           VALUE
                                                                                ------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    California Statewide CDA Revenue, (continued)
       Enloe Medical Center, California Mortgage Insured, 6.25%, 8/15/33 ....   $ 20,000,000   $    20,317,400
       Enloe Medical Center, California Mortgage Insured, 5.75%, 8/15/38 ....     36,500,000        34,530,460
       Health Facility, Adventist Health, Series A, 5.00%, 3/01/30 ..........      6,300,000         5,238,639
       Henry Mayo Newhall Memorial Hospital, California Mortgage Insured,
          5.00%, 10/01/37 ...................................................      5,000,000         4,218,800
       Huntington Memorial Hospital, Refunding, 5.00%, 7/01/27 ..............     22,000,000        19,393,000
       Huntington Memorial Hospital, Refunding, 5.00%, 7/01/35 ..............     50,000,000        42,432,000
       Insured Health Facility, Jewish Home, California Mortgage Insured,
          5.50%, 11/15/33 ...................................................     19,400,000        17,852,074
       Kaiser Permanente, Refunding, Series A, 4.75%, 4/01/33 ...............     24,590,000        20,424,946
       Kaiser Permanente, Refunding, Series A, BHAC Insured, 5.00%,
          4/01/31 ...........................................................     10,000,000         9,946,800
       Kaiser Permanente, Series A, 5.50%, 11/01/32 .........................     27,000,000        24,869,970
       Kaiser Permanente, Series B, 5.00%, 3/01/41 ..........................     39,980,000        33,348,517
       Kaiser Permanente, Series B, 5.25%, 3/01/45 ..........................    177,235,000       151,897,484
       Lodi Memorial Hospital, Series A, California Mortgage Insured, 5.00%,
          12/01/37 ..........................................................     20,000,000        16,763,600
       Los Angeles Orthopedic Hospital Foundation, AMBAC Insured, 5.75%,
          6/01/30 ...........................................................     10,000,000         8,493,100
       Methodist Hospital of Southern California Project, FHA Insured, 6.25%,
          8/01/24 ...........................................................     14,270,000        15,224,806
       Methodist Hospital of Southern California Project, FHA Insured,
          6.625%, 8/01/29 ...................................................     22,500,000        24,237,675
       Methodist Hospital of Southern California Project, FHA Insured, 6.75%,
          2/01/38 ...........................................................     22,000,000        23,541,320
       Mission Community, California Mortgage Insured, 5.375%, 11/01/21 .....      7,670,000         7,726,681
       Mission Community, California Mortgage Insured, 5.375%, 11/01/26 .....      9,755,000         9,576,386
       Refunding, California Mortgage Insured, 5.50%, 1/01/28 ...............      3,615,000         3,524,950
       Series B, 5.625%, 8/15/42 ............................................     51,000,000        48,693,780
       St. Joseph Health System, Series B, FGIC Insured, 5.75%, 7/01/47 .....     30,275,000        29,002,844
       St. Joseph Health System, Series E, FSA Insured, 5.25%, 7/01/47 ......     15,300,000        14,437,998
       Stovehaven Apartments Project, Series A, ACA Insured, 5.875%,
          7/01/32 ...........................................................      4,945,000         3,411,951
       Sutter Health, Refunding, Series A, 5.00%, 11/15/43 ..................    103,300,000        88,342,160
       Sutter Health, Series B, 5.25%, 11/15/48 .............................     15,000,000        13,291,950
       Sutter Health, Series C, 5.00%, 11/15/38 .............................     23,925,000        20,840,828
    California Statewide CDA Revenue COP,
       Capital Appreciation, Hospital, Triad Health Care, California Mortgage
          Insured, ETM, zero cpn., 8/01/09 ..................................      6,450,000         6,445,743
       Capital Appreciation, Hospital, Triad Health Care, California Mortgage
          Insured, ETM, zero cpn., 8/01/10 ..................................      6,745,000         6,671,277
       Capital Appreciation, Hospital, Triad Health Care, California Mortgage
          Insured, ETM, zero cpn., 8/01/11 ..................................      3,115,000         3,016,410
       CHFCLP Insured Health Facilities, Unihealth, Series A, AMBAC Insured,
          Pre-Refunded, 5.75%, 10/01/25 .....................................     24,545,000        28,537,981
       Southern California Development Corp., California Mortgage Insured,
          6.10%, 12/01/15 ...................................................      1,700,000         1,700,272
    California Statewide CDA Water and Wastewater Revenue, Pooled Financing
       Program,
       Series A, FSA Insured, 5.25%, 10/01/24 ...............................      3,925,000         4,111,006
       Series A, FSA Insured, 5.00%, 10/01/29 ...............................      1,095,000         1,101,931
       Series A, FSA Insured, Pre-Refunded, 5.25%, 10/01/24 .................      1,075,000         1,242,711
       Series A, FSA Insured, Pre-Refunded, 5.00%, 10/01/29 .................      1,905,000         2,182,787
       Series B, FSA Insured, Pre-Refunded, 5.65%, 10/01/26 .................      1,515,000         1,564,389
    California Valley HFAR, Home Mortgage, MBIA Insured, 5.65%, 2/01/27 .....      4,915,000         4,882,315


                     Quarterly Statement of Investments | 9

Franklin California Tax-Free Income Fund

                                                                                  PRINCIPAL
                                                                                   AMOUNT           VALUE
                                                                                ------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Camarillo Community Development Commission Tax Allocation, Camarillo
       Corridor Project, Refunding, AMBAC Insured, 5.00%, 9/01/36 ...........   $  7,800,000   $     6,701,604
    Campbell RDA Tax Allocation, Central Campbell Redevelopment Project,
       Series A, 6.00%, 10/01/33 ............................................      5,000,000         4,196,350
    Campbell USD,
       GO, Series A, FGIC Insured, 5.00%, 8/01/28 ...........................      5,205,000         5,292,132
       GO, Series E, FSA Insured, 5.00%, 8/01/29 ............................      6,260,000         6,251,925
       Series B, FGIC Insured, zero cpn., 8/01/20 ...........................      5,000,000         2,903,750
       Series B, FGIC Insured, zero cpn., 8/01/21 ...........................      6,280,000         3,411,610
    Capistrano University School CFD Special Tax, Number 90-2 Talega,
       5.875%, 9/01/33 ......................................................      5,785,000         4,639,628
       6.00%, 9/01/33 .......................................................      7,100,000         5,790,973
    Carlsbad USD, GO, zero cpn. to 5/01/19, 6.00% thereafter, 5/01/34 .......     14,000,000         7,408,520
    Centinela Valley UHSD, GO, Refunding, Series A, MBIA Insured, 5.50%,
       8/01/33 ..............................................................     15,630,000        14,416,799
    Central California Joint Powers Health Financing Authority COP, Community
       Hospitals of Central California, Pre-Refunded,
       6.00%, 2/01/20 .......................................................      3,950,000         4,114,399
       5.625%, 2/01/21 ......................................................      6,750,000         7,305,795
       6.00%, 2/01/30 .......................................................     19,960,000        20,790,735
       5.75%, 2/01/31 .......................................................     18,070,000        19,592,940
    Cerritos Community College District GO, Election of 2004, Series B, MBIA
       Insured, 5.00%, 8/01/31 ..............................................     16,580,000        16,168,319
    Cerritos PFAR Tax Allocation, Redevelopment Project, Refunding, Series
       A, AMBAC Insured, 5.00%, 11/01/22 ....................................      6,675,000         5,946,624
    Chabot-Las Positas Community College District GO,
       Capital Appreciation Bonds, Series C, AMBAC Insured, zero cpn.,
          8/01/38 ...........................................................     52,010,000         7,676,676
       Capital Appreciation Bonds, Series C, AMBAC Insured, zero cpn.,
          8/01/39 ...........................................................     54,045,000         7,459,831
       Capital Appreciation Bonds, Series C, AMBAC Insured, zero cpn.,
          8/01/40 ...........................................................     56,165,000         7,336,834
       Capital Appreciation Bonds, Series C, AMBAC Insured, zero cpn.,
          8/01/41 ...........................................................     58,365,000         7,251,268
       Election of 2004, Series B, AMBAC Insured, 5.00%, 8/01/31 ............     11,500,000        11,288,515
       Series B, AMBAC Insured, 5.00%, 8/01/30 ..............................     17,330,000        17,217,702
    Chaffey UHSD, GO,
       Series B, 5.00%, 8/01/25 .............................................      6,510,000         6,546,586
       Series C, FSA Insured, 5.00%, 5/01/27 ................................      6,980,000         7,044,705
    Chico RDA Tax Allocation, Chico Amended and Merged Redevelopment Project,
       AMBAC Insured, 5.00%, 4/01/32 ........................................      5,000,000         3,930,750
    Chino Valley USD, GO, Election of 2002, Series D, FGIC Insured, 5.00%,
       8/01/31 ..............................................................     23,825,000        22,633,273
    Chula Vista COP, Cops Phase I, MBIA Insured, 5.00%, 3/01/34 .............     10,360,000         9,259,043
    Chula Vista IDR,
       Adjustment, San Diego Gas and Electric Co., Series B, 5.50%,
          12/01/21 ..........................................................     14,000,000        13,949,460
       Daily, San Diego Gas and Electric Co., Series A, 5.30%, 7/01/21 ......      8,500,000         8,917,265
       San Diego Gas and Electric Co., Refunding, Series A, 5.875%,
          2/15/34 ...........................................................     17,500,000        17,557,400
    Claremont RDA Tax Allocation, Consolidated Redevelopment Project,
       Refunding, 5.50%, 8/01/23 ............................................      4,950,000         4,476,681
    Colton Joint USD, GO, Election of 2001, Series B, FGIC Insured, 5.00%,
       8/01/27 ..............................................................      7,000,000         6,541,290
    Colusa County COP, ABAG Finance Corp., Series B, 7.00%, 2/01/18 .........      1,210,000         1,204,531
    Commerce Joint Powers Financing Authority Revenue, Redevelopment
       Projects, Series B, Radian Insured, 5.125%, 8/01/35 ..................      8,025,000         5,592,943


                     10 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

                                                                                  PRINCIPAL
                                                                                   AMOUNT           VALUE
                                                                                ------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Compton Sewer Revenue, 6.00%, 9/01/39 ...................................   $ 11,775,000   $    11,284,218
    Compton USD, GO, AMBAC Insured, 5.00%, 6/01/29 ..........................      5,660,000         5,303,363
    Contra Costa Community College District GO, Election of 2002, FGIC
       Insured, 5.00%, 8/01/26 ..............................................     11,700,000        11,953,071
    Contra Costa County COP, Merrithew Memorial Hospital Project, ETM, zero
       cpn., 11/01/15 .......................................................      6,810,000         5,687,712
    Contra Costa Home Mortgage Finance Authority HMR, Pre-Refunded, zero
       cpn., 9/01/17 ........................................................      7,700,000         3,308,690
    Contra Costa Home Mortgage Finance Authority HMR, Pre-Refunded, zero
       cpn., 9/01/17 ........................................................      7,135,000         2,913,006
    Contra Costa Home Mortgage Finance Authority HMR, Pre-Refunded, zero
       cpn., 9/01/17 ........................................................      6,275,000         2,838,245
    Corcoran Hospital District Revenue, Series A, California Mortgage
       Insured, 6.55%, 7/01/12 ..............................................        500,000           500,085
    Corona COP, Corona Community Hospital Project, Pre-Refunded, 9.425%,
       9/01/20 ..............................................................     13,880,000        14,923,637
    Corona-Norco USD, PFA Special Tax Revenue, Series A, 5.40%, 9/01/35 .....      7,140,000         5,321,228
    Coronado CDA Tax Allocation, Coronado Community Development Project,
       Refunding, MBIA Insured, 5.00%, 9/01/34 ..............................      6,115,000         5,081,198
    CSAC Finance Corp. COP, Sutter County, Health Facilities Program, 7.80%,
       1/01/21 ..............................................................      1,845,000         1,856,845
    Cudahy RDA Tax Allocation, Refunding, Series C, 6.00%, 10/01/27 .........      6,365,000         6,105,754
    Daly City Housing Development Finance Agency Mobile Home Park Revenue,
       Senior Franciscan Mobile Park, Refunding, Series A, 5.00%, 12/15/47 ..     20,645,000        14,281,798
    Delano UHSD, GO,
       Election of 2005, Series A, XLCA Insured, 5.00%, 8/01/31 .............      5,160,000         4,504,525
       Refunding, Series A, MBIA Insured, 5.15%, 2/01/32 ....................      8,520,000         6,973,961
    Desert Community College District GO, Capital Appreciation Bonds, Series
       C, FSA Insured, zero cpn., 8/01/46 ...................................    396,230,000        39,896,399
    Desert Sands USD, GO, Election of 2001, FSA Insured, Pre-Refunded, 5.00%,
       6/01/29 ..............................................................     16,425,000        18,739,775
    Downey USD, GO, Election of 2002, Series C, FSA Insured, Pre-Refunded,
       5.00%, 2/01/30 .......................................................      4,860,000         5,530,145
    Duarte COP, Refunding, Series A, 5.25%,
       4/01/19 ..............................................................      5,000,000         4,969,500
       4/01/24 ..............................................................      5,000,000         4,607,050
       4/01/31 ..............................................................     12,500,000        10,619,125
    East Bay MUD Water System Revenue,
       Refunding, Series A, FGIC Insured, 5.00%, 6/01/37 ....................     99,545,000        96,767,694
       Series A, MBIA Insured, 5.00%, 6/01/28 ...............................      7,000,000         7,099,610
       Series A, MBIA Insured, 5.00%, 6/01/29 ...............................     27,495,000        27,759,502
       Series A, MBIA Insured, 5.00%, 6/01/30 ...............................     15,000,000        15,075,450
       Series A, MBIA Insured, 5.00%, 6/01/35 ...............................     27,505,000        26,878,711
    East Side UHSD Santa Clara County GO, Series F, FSA Insured, 5.00%,
       8/01/35 ..............................................................     19,000,000        17,543,270
    Eastern Municipal Water District Water and Sewer Revenue COP, Series B,
       FGIC Insured, Pre-Refunded, 5.00%, 7/01/30 ...........................     21,370,000        23,086,438
    El Camino Hospital District Revenue, Series A, ETM, 7.25%, 8/15/09 ......      1,560,000         1,571,731
    El Centro Financing Authority Hospital Revenue, El Centro Regional
       Medical Center Project, California Mortgage Insured, 5.25%, 3/01/26 ..      8,500,000         7,818,810
    El Dorado County Special Tax, CFD No. 1992-1,
       5.875%, 9/01/24 ......................................................      4,475,000         3,692,278
       6.00%, 9/01/31 .......................................................      8,850,000         6,823,173
       Refunding, 6.25%, 9/01/29 ............................................     19,750,000        15,370,635


                     Quarterly Statement of Investments | 11

Franklin California Tax-Free Income Fund

                                                                                  PRINCIPAL
                                                                                   AMOUNT           VALUE
                                                                                ------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    El Paso de Robles GO, Capital Appreciation, Series A, FGIC Insured,
       Pre-Refunded, zero cpn.,
       8/01/16 ..............................................................   $  2,050,000   $     1,420,712
       8/01/22 ..............................................................     11,485,000         5,660,153
       8/01/27 ..............................................................     11,495,000         4,260,967
    El Rancho USD, GO, Election of 2003, Series A, FGIC Insured, 5.00%,
       8/01/28 ..............................................................      5,635,000         5,279,093
    Elk Grove USD, Special Tax, Capital Appreciation, CFD 1, MBIA Insured,
       zero cpn.,
       12/01/19 .............................................................      2,775,000         1,494,976
       12/01/20 .............................................................      2,765,000         1,382,666
       12/01/21 .............................................................      4,195,000         1,898,573
       12/01/22 .............................................................      4,195,000         1,762,529
       12/01/23 .............................................................      4,195,000         1,641,504
       12/01/24 .............................................................      4,200,000         1,521,828
    Emeryville PFAR,
       Housing Increment Loan, 6.20%, 9/01/25 ...............................      3,115,000         3,114,813
       Shellmound Park Redevelopment and Housing Project, Refunding, Series
          B, MBIA Insured, 5.00%, 9/01/28 ...................................     10,000,000         9,734,900
    Fairfield COP, Fairfield Water Financing, Series A, XLCA Insured, 5.00%,
       4/01/42 ..............................................................     10,000,000         8,710,700
    Florin Resource Conservation District COP, Elk Grove Water Service,
       Refunding, Series A, MBIA Insured, 5.00%, 3/01/33 ....................      8,715,000         7,248,440
    Fontana RDA Tax Allocation, Jurupa Hills Redevelopment Project,
       Refunding, Series A, 5.50%, 10/01/27 .................................     12,500,000        12,148,625
    Foothill-De Anza Community College District GO,
       Capital Appreciation, zero cpn., 8/01/27 .............................      5,205,000         1,939,019
       MBIA Insured, zero cpn., 8/01/26 .....................................      5,290,000         2,119,756
    Foothill/Eastern Corridor Agency Toll Road Revenue,
       Capital Appreciation, Refunding, zero cpn., 1/15/21 ..................     51,180,000        21,473,081
       Capital Appreciation, Refunding, zero cpn., 1/15/25 ..................     57,000,000        17,298,930
       Capital Appreciation, Refunding, zero cpn., 1/15/30 ..................     98,460,000        19,954,888
       Capital Appreciation, Refunding, zero cpn., 1/15/31 ..................     14,635,000         2,744,063
       Capital Appreciation, Refunding, zero cpn., 1/15/32 ..................    100,000,000        17,347,000
       Capital Appreciation, Refunding, zero cpn., 1/15/33 ..................    132,460,000        21,258,505
       Capital Appreciation, Refunding, zero cpn., 1/15/34 ..................    100,000,000        14,849,000
       Capital Appreciation, Refunding, zero cpn., 1/15/35 ..................     20,000,000         2,747,600
       Capital Appreciation, Refunding, zero cpn., 1/15/36 ..................    182,160,000        23,152,536
       Capital Appreciation, Refunding, zero cpn., 1/15/37 ..................    170,615,000        20,062,618
       Capital Appreciation, Refunding, zero cpn., 1/15/38 ..................    160,560,000        16,264,728
       Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.80%
          thereafter, 1/15/20 ...............................................     49,500,000        42,792,750
       Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.85%
         thereafter, 1/15/23 ................................................     10,000,000         8,388,300
       Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875%
          thereafter, 1/15/26 ...............................................     30,000,000        24,570,600
       Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875%
          thereafter, 1/15/27 ...............................................     80,835,000        65,456,950
       Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875%
          thereafter, 1/15/28 ...............................................     80,500,000        64,792,035
       Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875%
          thereafter, 1/15/29 ...............................................    112,230,000        89,823,280
       Capital Appreciation, senior lien, Series A, ETM, zero cpn.,
          1/01/22 ...........................................................     30,835,000        17,885,533
       Capital Appreciation, senior lien, Series A, ETM, zero cpn.,
          1/01/23 ...........................................................      5,765,000         3,167,579
       Capital Appreciation, senior lien, Series A, ETM, zero cpn.,
          1/01/24 ...........................................................     72,045,000        37,122,627
       Capital Appreciation, senior lien, Series A, ETM, zero cpn.,
       1/01/28 ..............................................................      2,000,000           807,040
       Capital Appreciation, senior lien, Series A, Pre-Refunded, 7.15%,
          1/01/14 ...........................................................      5,500,000         5,787,650


                     12 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

                                                                                  PRINCIPAL
                                                                                   AMOUNT           VALUE
                                                                                ------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Foothill/Eastern Corridor Agency Toll Road Revenue, (continued)
       Refunding, 5.75%, 1/15/40 ............................................   $395,510,000   $   312,187,908
       senior lien, Series A, 5.00%, 1/01/35 ................................     15,955,000        11,493,025
       senior lien, Series A, ETM, zero cpn., 1/01/25 .......................     20,660,000         9,971,136
       senior lien, Series A, ETM, zero cpn., 1/01/26 .......................     23,475,000        10,687,933
       senior lien, Series A, ETM, zero cpn., 1/01/27 .......................     15,000,000         6,390,000
       senior lien, Series A, ETM, zero cpn., 1/01/29 .......................     35,310,000        13,360,951
       senior lien, Series A, Pre-Refunded, 7.10%, 1/01/12 ..................      8,000,000         8,416,480
    Fremont GO, Election of 2002, Fire Safety Project, Series B, FGIC
       Insured, 5.00%, 8/01/34 ..............................................      7,235,000         7,237,966
    Fremont USD Alameda County GO, Election 2002, Series B, FSA Insured,
       5.00%, 8/01/28 .......................................................     10,000,000        10,119,600
    Fresno Joint Powers Financing Authority Lease Revenue, Master Lease
       Projects, Series A, 6.375%, 4/01/39 ..................................     25,415,000        25,127,810
    Glendale Community College District GO, FGIC Insured, zero cpn.,
       8/01/28 ..............................................................     15,000,000         4,906,650
    Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
       Asset-Backed, Refunding, Series A, FGIC Insured, 5.00%, 6/01/45 ......     20,000,000        16,099,400
       Asset-Backed, Senior Series A-1, 5.125%, 6/01/47 .....................      5,000,000         2,706,350
       Asset-Backed, Senior Series A-1, 5.75%, 6/01/47 ......................     77,500,000        46,558,125
       Enhanced, Asset-Backed, Refunding, Series A, 5.00%, 6/01/45 ..........     64,000,000        51,518,080
       Enhanced, Asset-Backed, Refunding, Series A, AMBAC Insured, 5.00%,
          6/01/30 ...........................................................     34,150,000        29,612,831
       Enhanced, Asset-Backed, Refunding, Series A, Radian Insured, 5.00%,
          6/01/45 ...........................................................     30,000,000        24,149,100
       Enhanced, Asset-Backed, Series B, Pre-Refunded, 5.50%, 6/01/33 .......     15,000,000        16,781,550
       Enhanced, Asset-Backed, Series B, Pre-Refunded, 5.625%, 6/01/38 ......    138,000,000       155,030,580
       Enhanced, Asset-Backed, Series B, Pre-Refunded, 5.50%, 6/01/43 .......     57,000,000        63,769,890
       Enhanced, Series A, AMBAC Insured, 5.00%, 6/01/45 ....................     14,085,000        11,338,002
       Series A-1, Pre-Refunded, 6.75%, 6/01/39 .............................      5,290,000         6,153,011
    Hartnell Community College District GO,
       Capital Appreciation, Election of 2002, zero cpn. to 8/01/22, 6.125%
          thereafter, 8/01/33 ...............................................     20,000,000         8,814,200
    Election of 2002, Series A, MBIA Insured, Pre-Refunded, 5.00%,
       8/01/27 ..............................................................      5,020,000         5,687,660
    Hawaiian Gardens RDA Tax Allocation, Project No. 1, ETM, 8.00%,
       12/01/10 .............................................................      1,630,000         1,675,559
    Hawthorne School District GO, Capital Appreciation, Election of 2004,
       Series C, Assured Guaranty, zero cpn., 8/01/48 .......................     37,665,000         2,912,634
    Helix Water District COP, Installment Purchase, Series A, FSA Insured,
       5.25%, 4/01/24 .......................................................      8,925,000         8,927,320
    Huntington Beach City and School District, Capital Appreciation, Election
       of 2002, Series A, FGIC Insured, zero cpn., 8/01/28 ..................     10,005,000         3,406,803
    Huntington Beach UHSD, GO, Election of 2004, FSA Insured, 5.00%,
       8/01/29 ..............................................................     11,000,000        11,043,560
    Imperial Irrigation District Electric Revenue, System, Refunding, BHAC
       Insured, 5.125%, 11/01/38 ............................................      4,800,000         4,897,680
    Indio Water Authority Water Revenue, AMBAC Insured, 5.00%, 4/01/36 ......     18,020,000        15,840,841
    Inland Empire Solid Waste Financing Authority Revenue, Landfill
       Improvement Financing Project, Series B, FSA Insured, ETM, 6.25%,
       8/01/11 ..............................................................      2,710,000         2,794,498
    Inland Empire Tobacco Securitization Authority Tobacco Settlement
       Revenue, Capital Appreciation, Series B, zero cpn. to 12/01/11, 5.75%
       thereafter, 6/01/26 ..................................................     35,000,000        19,936,350
    Intercommunity Hospital Financing Authority COP, Northbay Healthcare
       System, Refunding, ACA Insured, 5.25%, 11/01/19 ......................     10,550,000         9,293,073


                     Quarterly Statement of Investments | 13

Franklin California Tax-Free Income Fund

                                                                                  PRINCIPAL
                                                                                   AMOUNT           VALUE
                                                                                ------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Irvine 1915 Act Special Assessment, Limited Obligation,
       AD No. 00-18, Group 4, 5.375%, 9/02/26 ...............................   $  2,500,000   $     2,188,075
       AD No. 03-19, Group 2, Refunding, 5.45%, 9/02/23 .....................      2,000,000         1,890,420
       AD No. 03-19, Group 2, Refunding, 5.50%, 9/02/29 .....................      4,295,000         3,815,850
    Irvine USD Financing Authority Special Tax, Series A,
       5.00%, 9/01/26 .......................................................      3,000,000         2,390,640
       5.125%, 9/01/36 ......................................................     11,180,000         8,048,147
    Kaweah Delta Health Care District GO, Election of 2003, MBIA Insured,
       5.00%, 8/01/34 .......................................................     16,500,000        14,737,635
    Kern Community College District COP, AMBAC Insured, 5.00%, 3/01/34 ......     15,000,000        14,108,700
    Kern County Board of Education COP, Refunding, Series A, MBIA Insured,
       5.20%, 5/01/28 .......................................................      3,150,000         3,068,636
    Kern High School District GO, Election of 1990, Series E, FGIC Insured,
       5.125%, 8/01/33 ......................................................      5,275,000         4,999,118
    La Mirada SFMR, MBS, Series A, 7.65%, 4/01/24 ...........................         80,000            82,518
    La Palma Community Development Commission Tax Allocation, La Palma
       Community Development Project No. 1, Refunding, 6.10%, 6/01/22 .......      2,065,000         1,995,182
    La Quinta RDA Tax Allocation, Redevelopment Project Area No. 1, AMBAC
       Insured, 5.125%, 9/01/32 .............................................     10,825,000         9,108,263
    Laguna Beach USD, CFD Special Tax No. 98-1, 5.375%, 9/01/34 .............      5,375,000         3,864,894
    Lake Elsinore PFA Tax Allocation Revenue,
       Lake Elsinore Redevelopment Projects, Series A, FSA Insured, 5.80%,
          9/01/25 ...........................................................      6,750,000         6,750,202
          Series A, 5.50%, 9/01/30 ..........................................     15,550,000        12,845,233
    Lancaster RDA, RMR, Los Angeles County, Series A, ETM, 10.125%,
       9/01/16 ..............................................................          5,000             7,396
    Lemon Grove CDA Tax Allocation, Refunding, 5.75%, 8/01/28 ...............      8,115,000         7,241,988
    Local Medical Facilities Financing Authority COP, California Mortgage
       Insured, 7.55%, 3/01/20 ..............................................        785,000           785,126
    Loma Linda Hospital Revenue, Loma Linda University Medical Center,
       Series A,
       5.00%, 12/01/23 ......................................................      9,200,000         7,431,576
       8.25%, 12/01/38 ......................................................     35,000,000        36,196,300
    Long Beach Bond Finance Authority Lease Revenue, Aquarium of the Pacific
       Project, Refunding, AMBAC Insured, 5.00%, 11/01/26 ...................     20,000,000        16,727,600
    Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A,
       5.50%, 11/15/28 ......................................................      8,000,000         6,812,640
       5.00%, 11/15/29 ......................................................     17,465,000        13,792,984
       5.50%, 11/15/30 ......................................................      5,000,000         4,195,600
       5.00%, 11/15/35 ......................................................     69,800,000        53,113,612
       5.50%, 11/15/37 ......................................................     35,000,000        28,567,350
    Long Beach California Board Finance Authority Lease Revenue, Temple and
       Willow Facility, Refunding, Series B, MBIA Insured, 5.00%,
       10/01/27 .............................................................     14,935,000        13,437,169
    Los Angeles Community College District GO,
       Election of 2001, Series A, FGIC Insured, 5.00%, 8/01/32 .............     21,500,000        20,454,025
       Series A, MBIA Insured, Pre-Refunded, 5.00%, 6/01/26 .................     59,275,000        64,233,354
    Los Angeles COP, Department of Public Social Services, Series A, AMBAC
       Insured, 5.50%,
       8/01/24 ..............................................................      4,000,000         4,013,000
       8/01/31 ..............................................................      5,000,000         4,672,950
    Los Angeles County COP, Series 1992, California Mortgage Insured, 6.625%,
       7/01/22 ..............................................................        875,000           875,149
    Los Angeles County Infrastructure and Economic Development Bank Revenue,
       County Department of Public Social Services, AMBAC Insured, 5.00%,
       9/01/35 ..............................................................      7,765,000         7,069,334


                    14 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

                                                                                  PRINCIPAL
                                                                                   AMOUNT           VALUE
                                                                                ------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Los Angeles County MTA Sales Tax Revenue,
       Proposition A, Senior Series A, FSA Insured, Pre-Refunded, 5.00%,
          7/01/24 ...........................................................   $  5,000,000   $     5,455,900
       Proposition A, Series C, AMBAC Insured, Pre-Refunded, 5.00%,
          7/01/26 ...........................................................         35,000            35,350
       Proposition C, Refunding, Series C, AMBAC Insured, 5.00%, 7/01/26 ....     12,965,000        12,984,577
    Los Angeles County Sanitation Districts Financing Authority Revenue,
       Capital Projects,
       District No. 14, Series B, FGIC Insured, 5.00%, 10/01/30 .............      7,000,000         6,463,940
       District No. 14, Series B, FGIC Insured, 5.00%, 10/01/34 .............     30,820,000        27,724,131
       Series A, MBIA Insured, 5.00%, 10/01/34 ..............................      7,110,000         6,348,590
    Los Angeles CRDA, Financing Authority Revenue, Pooled Financing, Beacon
       Normandie, Series B, 6.625%, 9/01/14 .................................        575,000           575,012
    Los Angeles CRDA Tax Allocation, Series G, ETM, 6.75%, 7/01/10 ..........      4,365,000         4,450,423
    Los Angeles Department of Airports Revenue, Los Angeles International
       Airport, Series C, 5.125%, 5/15/33 ...................................     16,000,000        15,166,240
    Los Angeles Department of Water and Power Revenue,
       Power System, Refunding, Series A, MBIA Insured, 5.00%, 7/01/24 ......      2,000,000         2,000,000
       Power System, Series A, Sub Series A-1, 5.25%, 7/01/38 ...............     10,000,000         9,853,400
       Power System, Series A, Sub Series A-1, AMBAC Insured, 5.00%,
          7/01/37 ...........................................................     12,345,000        11,738,737
       Power System, Series A, Sub Series A-1, FSA Insured, 5.00%, 7/01/31 ..     10,000,000        10,005,000
       Power System, Series A, Sub Series A-1, FSA Insured, 5.00%, 7/01/35 ..     63,435,000        60,680,018
       Power System, Series B, FSA Insured, 5.00%, 7/01/28 ..................     10,575,000        10,643,209
       Refunding, Series A, Sub Series A-2, 5.00%, 7/01/30 ..................      7,000,000         6,910,400
       Series A, Sub Series A-2, MBIA Insured, 5.00%, 7/01/23 ...............      6,550,000         6,682,637
    Los Angeles Department of Water and Power Waterworks Revenue, System,
       Series A,
       Sub Series A-1, AMBAC Insured, 5.00%, 7/01/36 ........................     14,385,000        13,808,881
       Sub Series A-1, AMBAC Insured, 5.00%, 7/01/38 ........................     18,000,000        17,333,460
       Sub Series A-1, AMBAC Insured, 5.00%, 7/01/40 ........................     17,000,000        16,178,220
       Sub Series A-2, AMBAC Insured, 5.00%, 7/01/44 ........................     60,000,000        56,693,400
    Los Angeles Harbor Department Revenue, Refunding, Series A, AMBAC
       Insured, 5.00%, 8/01/25 ..............................................     15,000,000        15,054,900
    Los Angeles USD,
       COP, Administration Building Project, Series B, AMBAC Insured, 5.00%,
          10/01/31 ..........................................................     28,210,000        24,961,901
       GO, Election of 2002, Series B, AMBAC Insured, 4.50%, 7/01/31 ........     29,000,000        25,109,940
       GO, Election of 2004, Series F, FGIC Insured, 5.00%, 7/01/30 .........        100,000            95,617
       GO, Election of 2004, Series G, AMBAC Insured, 5.00%, 7/01/30 ........     13,815,000        13,209,489
       GO, Election of 2004, Series G, AMBAC Insured, 5.00%, 7/01/31 ........      6,000,000         5,623,260
       GO, Refunding, Series A-1, MBIA Insured, 4.50%, 1/01/28 ..............     40,000,000        35,831,600
       GO, Series A, MBIA Insured, Pre-Refunded, 5.00%, 1/01/28 .............    170,250,000       192,445,492
       GO, Series F, 5.00%, 7/01/29 .........................................      2,250,000         2,191,725
       GO, Series I, 5.00%, 7/01/29 .........................................     10,000,000         9,741,000
       GO, Series I, 5.00%, 1/01/34 .........................................     26,000,000        24,295,180
    Los Angeles Wastewater System Revenue, Refunding, Series A,
       5.00%, 6/01/39 .......................................................     25,000,000        23,665,000
       FGIC Insured, 5.00%, 6/01/32 .........................................      6,000,000         5,824,500
       FSA Insured, 4.875%, 6/01/29 .........................................     34,335,000        33,542,205
       FSA Insured, 5.00%, 6/01/32 ..........................................     17,500,000        17,217,900
    Lynwood PFA Tax Allocation, Project Area A, Refunding, Series A, FSA
       Insured, 5.90%, 9/01/28 ..............................................      6,470,000         6,548,934


                     Quarterly Statement of Investments | 15

Franklin California Tax-Free Income Fund

                                                                                  PRINCIPAL
                                                                                   AMOUNT           VALUE
                                                                                ------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    M-S-R Public Power Agency San Juan Project Revenue, Series E, MBIA
       Insured, 6.00%, 7/01/22 ..............................................   $  6,330,000   $     6,346,141
    Madera County COP, Valley Children's Hospital, MBIA Insured,
       5.00%, 3/15/23 .......................................................      8,500,000         7,479,320
       5.75%, 3/15/28 .......................................................     27,500,000        25,223,000
(a) Madera-Chowchilla Power Authority Hydroelectric Revenue, Refunding,
       8.00%, 1/01/14 .......................................................      1,315,000         1,318,840
    Manhattan Beach COP, Metlox Public Improvements, 5.00%, 1/01/33 .........      5,575,000         5,559,669
    Manteca Financing Authority Sewer Revenue, Series A, MBIA Insured, 5.00%,
       12/01/33 .............................................................      2,870,000         2,611,729
    Marysville Hospital Revenue, Fremont Rideout Health, Refunding, Series A,
       AMBAC Insured, 5.00%, 1/01/22 ........................................      5,000,000         4,677,850
    Metropolitan Water District of Southern California Waterworks Revenue,
       Series B1, FGIC Insured, 5.00%, 10/01/33 .............................      5,000,000         5,005,300
    Milpitas RDA Tax Allocation, Redevelopment Project Area No. 1, MBIA
       Insured, ETM,
       5.40%, 1/15/17 .......................................................     12,155,000        13,603,390
       5.50%, 1/15/24 .......................................................     11,790,000        13,303,011
    Modesto High School District Stanislaus County GO, Capital Appreciation,
       Series A, FGIC Insured, zero cpn.,
       8/01/21 ..............................................................      9,660,000         5,162,111
       8/01/23 ..............................................................     10,815,000         5,040,763
       5/01/27 ..............................................................     12,770,000         4,430,296
    Modesto Irrigation District COP, Refunding and Capital Improvements,
       Series B, 5.30%, 7/01/22 .............................................      3,800,000         3,800,456
    Modesto Schools Infrastructure Financing Agency Special Tax, AMBAC
       Insured, 5.20%, 9/01/37 ..............................................      4,295,000         3,666,727
    Monterey Peninsula Community College District GO, Series C, FSA Insured,
       5.00%, 8/01/34 .......................................................     10,000,000         9,440,500
    Moreno Valley USD, GO, Election of 2004, Series A, FSA Insured, zero cpn.,
       8/01/27 ..............................................................      6,315,000         2,776,390
       8/01/28 ..............................................................      6,625,000         2,736,854
    Murrieta Valley USD,
       GO, FSA Insured, 4.50%, 9/01/28 ......................................      5,300,000         4,772,279
       PFA, Special Tax Revenue, Series A, FGIC Insured, 5.00%, 9/01/37 .....      6,975,000         6,109,751
    Natomas USD, GO, Election of 2006, BHAC Insured, 5.00%, 8/01/32 .........     16,450,000        16,404,762
    Needles PFAR Tax Allocation, Redevelopment Project, Series A, 7.50%,
       8/15/22 ..............................................................      1,385,000         1,384,848
    New Haven USD, GO, Capital Appreciation, Series C, FGIC Insured, zero
       cpn., 8/01/23 ........................................................     14,700,000         6,593,979
    Norco RDA Tax Allocation, Area No. 1, Refunding, MBIA Insured, 5.125%,
       3/01/30 ..............................................................      8,515,000         7,125,863
    Northern California Power Agency Multiple Capital Facilities Revenue,
       Refunding, Series A, AMBAC Insured, 5.00%, 8/01/25 ...................     19,250,000        18,508,875
    Northern California Power Agency Public Power Revenue, Hydroelectric
       Project No. 1, Refunding, Series A, MBIA Insured,
       5.125%, 7/01/23 ......................................................      6,270,000         6,108,171
       5.00%, 7/01/28 .......................................................     12,510,000        11,820,824
       5.20%, 7/01/32 .......................................................     12,930,000        11,822,028
    Oceanside USD, GO, Election of 2000, Series D, FGIC Insured, 5.00%,
       8/01/29 ..............................................................      5,755,000         5,570,667
       8/01/33 ..............................................................      5,590,000         5,096,850
    Orange County Airport Revenue, Refunding, MBIA Insured, 5.625%,
       7/01/12 ..............................................................      5,000,000         5,000,000


                     16 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

                                                                                  PRINCIPAL
                                                                                   AMOUNT           VALUE
                                                                                ------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Orange County CFD No. 2003-1 Special Tax, Ladera Ranch, Series A,
       5.50%, 8/15/24 .......................................................   $  1,100,000   $       982,421
       5.60%, 8/15/28 .......................................................      3,250,000         2,826,655
       5.625%, 8/15/34 ......................................................      5,000,000         4,181,750
    Orange County CFD No. 2004-1 Special Tax, Ladera Ranch, Series A,
       5.15%, 8/15/29 .......................................................      6,405,000         5,009,286
       5.20%, 8/15/34 .......................................................     11,000,000         8,398,720
    Orange County Water District Revenue COP, Series B, MBIA Insured,
       5.00%, 8/15/28 .......................................................     22,950,000        22,974,097
       5.00%, 8/15/34 .......................................................     19,435,000        18,397,560
       ETM, 5.00%, 8/15/34 ..................................................      4,140,000         4,304,317
    Oxnard Harbor District Revenue, ACA Insured, 5.60%, 8/01/19 .............     10,820,000         9,610,973
    Palmdale CRDA Tax Allocation, Merged Redevelopment Project Areas,
       Refunding, MBIA Insured, 5.00%, 9/01/34 ..............................      6,980,000         5,478,253
       sub. lien, AMBAC Insured, 5.50%, 12/01/29 ............................      2,980,000         2,594,060
    Palo Verde Community College District COP, AMBAC Insured, 5.50%,
       1/01/37 ..............................................................     21,000,000        20,307,000
    Palomar Pomerado Health GO, Convertible Capital Appreciation, Election of
       2004, Series A, Assured Guaranty, zero cpn. to 8/01/19, 7.00%
       thereafter, 8/01/38 ..................................................     36,000,000        20,267,280
    Peralta Community College District GO, Election of 2000, Series C, MBIA
       Insured, 5.00%,
       8/01/31 ..............................................................      4,105,000         3,966,456
       8/01/34 ..............................................................      6,920,000         6,532,826
    Perris PFAR Tax Allocation, Series A, 5.75%, 10/01/31 ...................      5,000,000         4,532,800
    Perris SFMR, Series A, GNMA Secured, ETM, zero cpn., 6/01/23 ............     19,095,000         9,915,079
    Perris Special Tax, CFD No. 91-1, 8.75%, 9/01/21 ........................      5,005,000         5,010,556
    Port Hueneme RDA Tax Allocation, R-76 Project, Refunding, 6.50%,
       5/01/23 ..............................................................      2,290,000         2,240,765
    Port of Oakland Revenue, Series L, FGIC Insured, 5.375%, 11/01/27 .......      5,000,000         4,394,050
    Porterville COP, Infrastructure Financing Project, AMBAC Insured, 5.00%,
       7/01/30 ..............................................................      7,420,000         6,355,453
       7/01/36 ..............................................................      6,535,000         5,301,715
    Poway COP, Royal Mobile Home Park Project, Refunding, FSA Insured,
       5.875%, 8/01/15 ......................................................      5,880,000         5,892,701
       6.00%, 8/01/20 .......................................................      5,400,000         5,402,592
       6.00%, 8/01/28 .......................................................     15,000,000        15,000,450
    Poway USD, GO, MBIA Insured, 5.00%, 8/01/27 .............................      5,020,000         5,069,447
    Ramona USD, COP, Convertible Capital Appreciation Bonds, Refunding, FGIC
       Insured, zero cpn. to 5/01/12, 5.00% thereafter, 5/01/32 .............      5,500,000         4,228,675
    Rancho Mirage Joint Powers Financing Authority Revenue, Eisenhower
       Medical Center,
       Pre-Refunded, 5.625%, 7/01/34 ........................................     10,000,000        11,650,100
       Refunding, Series A, 5.00%, 7/01/38 ..................................     14,000,000        11,446,680
       Series A, 5.00%, 7/01/47 .............................................     60,000,000        47,296,200
    Rancho Water District Financing Authority Revenue, AMBAC Insured, ETM,
       zero cpn.,
       8/15/16 ..............................................................      8,605,000         6,958,605
       8/15/17 ..............................................................     13,605,000        10,450,409
       8/15/18 ..............................................................     13,605,000         9,936,276
    Redding California Electricity System Revenue COP, Series A, FGIC
       Insured, 5.00%, 6/01/35 ..............................................     12,725,000        10,989,564
    Redondo Beach PFAR, Wastewater System Financing Project, Series A, MBIA
       Insured, 5.00%, 5/01/34 ..............................................      5,060,000         5,031,158


                     Quarterly Statement of Investments | 17

Franklin California Tax-Free Income Fund

                                                                                  PRINCIPAL
                                                                                   AMOUNT           VALUE
                                                                                ------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Rialto RDA Tax Allocation, Series A, 6.25%, 9/01/37 .....................   $ 13,525,000   $    12,169,524
    Rialto USD, GO, Series A, FGIC Insured, zero cpn., 6/01/19 ..............     13,985,000         8,575,742
    Richmond Joint Powers Financing Authority Revenue, Lease, Series A, MBIA
       Insured, Pre-Refunded, 5.00%,
       2/01/26 ..............................................................      6,500,000         6,982,690
       2/01/31 ..............................................................      7,000,000         7,519,820
    Riverside Community College District GO, Election of 2004, Series C, MBIA
       Insured, 5.00%, 8/01/32 ..............................................      6,930,000         6,619,328
    Riverside County Asset Leasing Corp. Leasehold Revenue, Riverside County
       Hospital Project,
       MBIA Insured, zero cpn., 6/01/23 .....................................     14,160,000         6,412,356
       MBIA Insured, zero cpn., 6/01/24 .....................................     13,005,000         5,459,369
       Series A, 6.50%, 6/01/12 .............................................     20,125,000        21,170,896
    Riverside County COP, Capital Improvement, Family Law, Refunding,
       Series A, FGIC Insured, 5.00%,
       11/01/30 .............................................................      9,905,000         9,466,506
       11/01/36 .............................................................      6,345,000         5,744,128
    Riverside County Flood Control and Water Conservation District Elsinore
       Valley AD, Zone 3, 7.875%,
       9/01/09 ..............................................................        260,000           262,478
       9/01/10 ..............................................................        280,000           296,223
       9/01/11 ..............................................................        305,000           336,159
       9/01/12 ..............................................................        325,000           366,763
       9/01/13 ..............................................................        350,000           401,825
       9/01/14 ..............................................................        380,000           441,777
       9/01/15 ..............................................................        410,000           481,451
       9/01/16 ..............................................................        440,000           519,596
       9/01/17 ..............................................................        475,000           561,631
    Riverside County PFA, COP,
       5.75%, 5/15/19 .......................................................      3,500,000         3,025,400
       5.80%, 5/15/29 .......................................................     14,230,000        10,862,328
    Riverside County PFA Tax Allocation Revenue, Redevelopment Projects,
       Refunding, Series A, XLCA Insured, 5.00%, 10/01/35 ...................     17,500,000        12,416,425
    Riverside County RDA Tax Allocation, Jurupa Valley Project Area, AMBAC
       Insured, Pre-Refunded, 5.125%, 10/01/35 ..............................     17,035,000        18,913,960
    Riverside County SFMR, Capital Appreciation Mortgage,
       Series A, ETM, zero cpn., 9/01/14 ....................................     20,220,000        17,817,460
       Series A, ETM, zero cpn., 11/01/20 ...................................     25,055,000        14,989,905
       Series B, ETM, zero cpn., 6/01/23 ....................................     26,160,000        13,183,855
    Riverside Electric Revenue, Issue D, FSA Insured, 5.00%, 10/01/33 .......     10,000,000         9,698,600
    RNR School Financing Authority Special Tax, CFD No. 92-1, Series A, AMBAC
       Insured, 5.00%, 9/01/36 ..............................................     10,090,000         7,383,257
    Road 17 Levee Area PFA Assessment Revenue, Road 17 Levee Improvement
       Project, 7.00%, 9/01/39 ..............................................      8,865,000         8,657,382
    Rocklin USD, GO,
       Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/09 .....      4,100,000         4,092,374
       Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/10 .....      4,595,000         4,508,798
       Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/11 .....      5,145,000         4,849,163
       Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/12 .....      5,760,000         5,225,990
       Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/16 .....     33,960,000        24,875,360


             18 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

                                                                                  PRINCIPAL
                                                                                   AMOUNT           VALUE
                                                                                ------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Rocklin USD, GO, (continued)
       Election of 2002, FGIC Insured, zero cpn., 8/01/25 ...................   $  8,160,000   $     3,255,922
       Election of 2002, FGIC Insured, zero cpn., 8/01/26 ...................      8,695,000         3,206,716
       Election of 2002, FGIC Insured, zero cpn., 8/01/27 ...................      9,080,000         3,103,726
       Election of 2002, FGIC Insured, zero cpn., 8/01/28 ...................     16,615,000         5,243,860
    Roseville City School District GO, Capital Appreciation, Series A, zero cpn.,
       8/01/11 ..............................................................      3,115,000         2,945,014
       8/01/17 ..............................................................     30,770,000        21,214,376
    Roseville Electric System Revenue COP, FSA Insured, 5.00%,
       2/01/29 ..............................................................     10,000,000        10,015,800
       2/01/34 ..............................................................     17,000,000        16,439,170
    Roseville Joint UHSD,
       Capital Appreciation, Series A, zero cpn., 8/01/10 ...................      1,820,000         1,791,153
       Capital Appreciation, Series A, zero cpn., 8/01/11 ...................      1,965,000         1,861,562
       Capital Appreciation, Series A, zero cpn., 8/01/17 ...................     18,155,000        12,499,173
       GO, Election of 2004, Series B, FGIC Insured, 5.00%, 8/01/30 .........      8,375,000         8,109,680
    Roseville Natural Gas Financing Authority Gas Revenue, 5.00%, 2/15/26 ...      5,000,000         4,019,800
    Rowland USD, GO, Series A, FSA Insured, 5.00%, 8/01/31 ..................     17,715,000        16,828,896
    Sacramento Area Flood Control Agency Revenue, Consolidated, Capital
       Assessment District, Series A, FGIC Insured, 5.00%, 10/01/37 .........      8,715,000         7,809,163
    Sacramento City Financing Authority Revenue, Capital Improvement,
       AMBAC Insured, 5.00%, 12/01/33 .......................................        485,000           441,757
       AMBAC Insured, Pre-Refunded, 5.00%, 12/01/33 .........................      7,035,000         8,015,679
       Community Reinsurance Capital Program, Series A, AMBAC Insured, 5.00%,
          12/01/31 ..........................................................     16,915,000        15,504,289
       Community Reinsurance Capital Program, Series A, AMBAC Insured, 5.00%,
          12/01/36 ..........................................................     10,000,000         9,052,400
       Pre-Refunded, 5.625%, 6/01/30 ........................................      6,000,000         6,343,140
       Series A, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/32 ...............     16,250,000        17,500,762
    Sacramento City USD, GO, Election of 1999, Series B, FGIC Insured, 5.00%,
       7/01/30 ..............................................................      5,250,000         5,084,205
    Sacramento County Airport System Revenue,
       Senior Series A, FSA Insured, 5.00%, 7/01/41 .........................     10,000,000         9,084,100
       Senior Series B, FSA Insured, 5.25%, 7/01/39 .........................     20,000,000        16,425,600
    Sacramento County Sanitation District Financing Authority Revenue,
       AMBAC Insured, Pre-Refunded, 5.625%, 12/01/30 ........................      5,000,000         5,386,750
       County Sanitation District No. 1, MBIA Insured, 5.00%, 8/01/30 .......     11,900,000        11,822,888
       Sacramento Regional County Sanitation District, FGIC Insured, 5.00%,
          12/01/30 ..........................................................     10,000,000         9,934,600
       Sacramento Regional County Sanitation District, FGIC Insured, 5.00%,
          12/01/36 ..........................................................     61,095,000        58,628,595
       Sacramento Regional County Sanitation District, Series A, AMBAC
          Insured, Pre-Refunded, 5.00%, 12/01/35 ............................     40,000,000        45,784,800
    Sacramento MUD Electric Revenue,
       Refunding, Series T, FGIC Insured, 5.00%, 5/15/30 ....................      9,095,000         8,310,920
       Series N, MBIA Insured, 5.00%, 8/15/28 ...............................     63,500,000        59,985,910
       sub. lien, Refunding, 8.00%, 11/15/10 ................................      6,355,000         6,371,714
    Sacramento USD, COP, Refunding, MBIA Insured, 5.00%, 3/01/31 ............      6,000,000         5,328,900
    Saddleback Valley USD, GO,
       Election of 2004, Series A, MBIA Insured, 4.50%, 8/01/30 .............      5,250,000         4,719,803
       FSA Insured, 5.00%, 8/01/27 ..........................................      4,680,000         4,725,724
       FSA Insured, 5.00%, 8/01/29 ..........................................      4,335,000         4,342,543


                     Quarterly Statement of Investments | 19

Franklin California Tax-Free Income Fund

                                                                                  PRINCIPAL
                                                                                   AMOUNT           VALUE
                                                                                ------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Salida Area Public Facilities Financing Agency CFD, Special Tax, No.
       1988-1, Refunding, FSA Insured, 5.25%, 9/01/28 .......................   $  6,800,000   $     6,799,456
    San Bernardino County COP, Medical Center Financing Project,
       Refunding, 5.00%, 8/01/26 ............................................     13,045,000        11,472,556
       Series A, MBIA Insured, 5.50%, 8/01/22 ...............................     40,830,000        40,831,225
    San Bernardino County Housing Authority MFMR,
       Sequoia Plaza Mobil Home, GNMA Secured, 6.75%, 4/20/41 ...............      6,920,000         7,377,412
       Series A, GNMA Secured, 6.70%, 3/20/43 ...............................      3,345,000         3,543,927
    San Bernardino Joint Powers Financing Authority Lease Revenue, City Hall
       Project, Refunding, MBIA Insured, 5.70%, 1/01/23 .....................      6,315,000         6,016,300
    San Carlos School District GO, Election of 2005, Series A, MBIA Insured,
       5.00%,
       10/01/26 .............................................................      5,070,000         5,180,729
       10/01/30 .............................................................      9,820,000         9,692,733
    San Diego Community College District GO, Election of 2002, Capital
       Appreciation, zero cpn. to 8/01/19, 6.00% thereafter, 8/01/33 ........     26,880,000        14,485,363
    San Diego County COP, MBIA Insured, 5.00%, 8/15/28 ......................     24,000,000        21,833,040
    San Diego County Water Authority Water Revenue COP, Series A,
       FSA Insured, 5.00%, 5/01/34 ..........................................    106,705,000       101,037,897
       MBIA Insured, 5.00%, 5/01/25 .........................................     12,440,000        12,563,902
    San Diego Public Facilities Financing Authority Sewer Revenue, Series A,
       FGIC Insured, 5.25%, 5/15/27 .........................................      9,395,000         9,139,738
    San Diego Public Facilities Financing Authority Water Revenue,
       MBIA Insured, 5.00%, 8/01/26 .........................................     12,210,000        12,085,214
       Subordinated, Refunding, MBIA Insured, 5.00%, 8/01/32 ................     20,000,000        18,638,400
    San Diego RDA Tax Allocation, Horton Project, Refunding, Series A, FSA
       Insured, 6.00%, 11/01/15 .............................................      5,000,000         5,000,200
    San Diego USD, GO,
       Capital Appreciation, Election of 2008, Series A, zero cpn. to
          7/01/19, 6.00% thereafter, 7/01/33 ................................    104,505,000        56,599,908
       Capital Appreciation Bond, Series A, FGIC Insured, zero cpn.,
          7/01/21 ...........................................................     12,160,000         6,564,454
       Capital Appreciation Bond, Series A, FGIC Insured, zero cpn.,
          7/01/22 ...........................................................      8,440,000         4,262,622
       Capital Appreciation Bond, Series A, FGIC Insured, zero cpn.,
          7/01/23 ...........................................................     11,120,000         5,234,851
       Election of 1998, Refunding, Series G-1, FSA Insured, 4.50%,
          7/01/29 ...........................................................      7,710,000         7,039,693
       Election of 1998, Series B, MBIA Insured, 5.00%, 7/01/25 .............      6,975,000         7,201,897
       Election of 1998, Series D, FGIC Insured, 5.00%, 7/01/27 .............     16,000,000        17,259,040
       Election of 1998, Series E, FSA Insured, 5.00%, 7/01/28 ..............     10,000,000        10,891,300
       Series C, FSA Insured, 5.00%, 7/01/26 ................................      6,490,000         7,013,289
    San Francisco BART District GO, Election of 2004, Series B, 5.00%,
       8/01/32 ..............................................................     28,000,000        28,332,640
    San Francisco BART District Sales Tax Revenue, FSA Insured, 5.00%,
       7/01/31 ..............................................................     10,000,000         9,752,500
       7/01/36 ..............................................................      6,760,000         6,489,262
    San Francisco City and County Airports Commission International Airport
       Revenue,
       Issue 32G, Refunding, Second Series, FGIC Insured, 4.50%, 5/01/28 ....      7,500,000         6,309,000
       Issue 32G, Refunding, Second Series, FGIC Insured, 4.50%, 5/01/32 ....      5,260,000         4,147,194
       Refunding, Second Series 28A, MBIA Insured, 5.125%, 5/01/32 ..........     26,290,000        21,209,720
       Refunding, Series 28B, MBIA Insured, 5.00%, 5/01/27 ..................      5,050,000         4,679,027
    San Francisco City and County COP, 30 Van Ness Avenue Property, Series A,
       MBIA Insured, 5.00%, 9/01/31 .........................................      5,805,000         5,284,872


                     20 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

                                                                                  PRINCIPAL
                                                                                   AMOUNT           VALUE
                                                                                ------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    San Francisco City and County RDA, Hotel Tax Revenue, FSA Insured, 6.75%,
       7/01/25 ..............................................................   $    315,000   $       315,041
    San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
       Capital Appreciation, Refunding, Series A, 5.60%, 1/15/16 ............     19,500,000        17,765,085
       Capital Appreciation, Refunding, Series A, 5.65%, 1/15/17 ............     17,000,000        15,215,850
       Capital Appreciation, Refunding, Series A, 5.70%, 1/15/19 ............     57,000,000        49,926,870
       Capital Appreciation, Refunding, Series A, 5.75%, 1/15/23 ............     80,000,000        65,515,200
       Capital Appreciation, Refunding, Series A, 5.75%, 1/15/24 ............     80,000,000        64,639,200
       Refunding, Series A, 5.50%, 1/15/28 ..................................    247,300,000       181,617,120
       Refunding, Series A, MBIA Insured, 5.375%, 1/15/29 ...................     85,500,000        60,946,965
       Refunding, Series A, MBIA Insured, 5.25%, 1/15/30 ....................     21,200,000        15,411,976
       senior lien, 5.00%, 1/01/33 ..........................................     82,040,000        60,405,232
       senior lien, ETM, zero cpn., 1/01/25 .................................      5,700,000         2,750,991
       senior lien, ETM, zero cpn., 1/01/28 .................................     33,545,000        13,536,078
       senior lien, ETM, zero cpn., 1/01/29 .................................     37,050,000        14,019,349
       senior lien, Refunding, Series A, 5.65%, 1/15/18 .....................     60,000,000        53,064,600
       senior lien, Refunding, Series A, 5.70%, 1/15/20 .....................     80,000,000        68,963,200
       senior lien, Refunding, Series A, 5.75%, 1/15/22 .....................     90,000,000        74,722,500
    San Jose Airport Revenue,
       Refunding, Series A, FGIC Insured, 5.00%, 3/01/31 ....................     11,000,000         9,911,990
       Refunding, Series B, AMBAC Insured, 5.00%, 3/01/37 ...................     65,000,000        55,388,450
       Series D, MBIA Insured, 5.00%, 3/01/28 ...............................     10,000,000         9,398,400
    San Jose Financing Authority Lease Revenue,
       Civic Center Project, Refunding, Series A, AMBAC Insured, 5.00%,
          6/01/39 ...........................................................     20,885,000        20,533,923
       Civic Center Project, Series B, AMBAC Insured, 5.00%, 6/01/27 ........     46,400,000        46,922,000
       Refunding, Series F, MBIA Insured, 5.00%, 9/01/21 ....................     14,045,000        14,322,529
       Refunding, Series F, MBIA Insured, 5.00%, 9/01/22 ....................     14,730,000        14,972,308
    San Jose Financing Authority Revenue, Fourth and San Fernando Parking
       Facility, Series A, AMBAC Insured, 5.00%, 9/01/24 ....................      5,000,000         5,089,500
    San Jose GO,
       Libraries, Parks and Public Safety Projects, 5.00%, 9/01/28 ..........     11,600,000        11,778,292
       Libraries, Parks and Public Safety Projects, MBIA Insured, 5.00%,
          9/01/34 ...........................................................     15,820,000        15,854,171
       Libraries and Parks Projects, MBIA Insured, 5.00%, 9/01/36 ...........     35,150,000        35,189,719
    San Jose RDA, MFHR, Miraido Village, Series A, GNMA Secured, 5.75%,
       7/20/38 ..............................................................      7,110,000         7,190,343
    San Jose RDA Tax Allocation,
       Housing Set-Aside Merged Area, Series E, MBIA Insured, 5.85%,
          8/01/27 ...........................................................      7,325,000         7,125,760
       Merged Area Redevelopment Project, Refunding, MBIA Insured, 5.625%,
          8/01/28 ...........................................................      2,030,000         2,030,284
       Merged Area Redevelopment Project, Series B, XLCA Insured, 5.00%,
          8/01/32 ...........................................................     13,395,000        10,904,736
       Series A, 6.50%, 8/01/18 .............................................     10,000,000        10,757,900
       Series B, 7.00%, 8/01/35 .............................................     28,565,000        29,372,818
    San Jose USD, COP, Refunding, FSA Insured, zero cpn.,
       1/01/27 ..............................................................      7,105,000         2,596,664
       1/01/29 ..............................................................      7,105,000         2,219,957
    San Jose USD Santa Clara County GO, Series A, FSA Insured, 5.00%,
       8/01/24 ..............................................................      9,200,000         9,401,664
       8/01/27 ..............................................................      9,150,000         9,284,779
    San Juan Basin Authority Lease Revenue, AMBAC Insured, 5.00%, 12/01/34 ..      4,000,000         3,518,720
    San Juan Bautista Water and Wastewater Revenue COP, Refunding, 6.25%,
       10/01/43 .............................................................      7,330,000         7,334,178


                     Quarterly Statement of Investments | 21

Franklin California Tax-Free Income Fund

                                                                                  PRINCIPAL
                                                                                   AMOUNT           VALUE
                                                                                ------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    San Juan USD, GO, Election of 1998, Series B, MBIA Insured, zero cpn.,
       8/01/26 ..............................................................   $ 15,825,000   $     5,778,340
       8/01/27 ..............................................................     18,605,000         5,929,041
       8/01/28 ..............................................................     19,470,000         5,707,046
    San Luis Obispo County Financing Authority Revenue, Nacimiento Water
       Project, Series A, MBIA Insured, 5.00%, 9/01/32 ......................     12,500,000        11,151,375
    San Marcos PFAR, Series A, ETM, 6.25%, 9/02/22 ..........................     15,000,000        19,039,800
    San Marcos Public Facilities Authority Revenue,
       Refunding, 5.80%, 9/01/18 ............................................      4,745,000         4,421,201
    Senior Tax Increment Project Area 3, Series A, MBIA Insured,
       Pre-Refunded, 5.80%, 10/01/30 ........................................      8,035,000         8,723,117
    San Mateo County Joint Powers Authority Lease Revenue, Capital Projects,
       Refunding, Series A, FSA Insured, 5.00%, 7/15/29 .....................     13,000,000        12,506,520
    San Mateo Flood Control District COP, Colma Creek Flood Control Zone,
       AMBAC Insured, 5.00%, 8/01/39 ........................................      6,555,000         5,539,499
    San Mateo RDA Tax Allocation, Pre-Refunded, 5.60%, 8/01/25 ..............     10,185,000        11,162,047
    San Mateo UHSD,
       COP, Phase I Projects, Capital Appreciation, Series B, zero cpn. to
          12/14/19, 5.00% thereafter, 12/15/43 ..............................     11,535,000         4,913,795
       GO, Capital Appreciation, Election of 2000, Series B, FGIC Insured,
          zero cpn., 9/01/22 ................................................      5,000,000         2,608,050
       GO, Election of 2000, Series A, FGIC Insured, Pre-Refunded, 5.00%,
          9/01/25 ...........................................................     13,865,000        15,086,645
    San Ramon PFA Tax Allocation Revenue, MBIA Insured, 5.30%, 2/01/28 ......     18,360,000        15,396,329
    San Ramon Valley Fire Protection District COP, XLCA Insured, 5.00%,
       8/01/36 ..............................................................      5,655,000         5,311,968
    San Ramon Valley USD, GO, Election of 2002,
       FSA Insured, 5.40%, 3/01/28 ..........................................     27,410,000        28,534,084
       MBIA Insured, 5.00%, 8/01/25 .........................................      9,215,000         9,401,512
       MBIA Insured, 5.00%, 8/01/28 .........................................     14,770,000        14,883,434
    Sanger USD, GO, Election of 2006, Series A, FSA Insured, 5.00%,
       8/01/27 ..............................................................      6,000,000         5,908,620
(a) Santa Barbara Housing Authority Revenue, Refunding and Acquisition,
       6.25%, 11/15/20 ......................................................      4,390,000         3,650,812
    Santa Clara County Financing Authority Revenue, El Camino, Series B,
       AMBAC Insured, 5.125%, 2/01/41 .......................................     20,000,000        18,035,800
    Santa Clara Housing Authority MFHR, Elena Gardens Apartments Project,
       Series A, GNMA Secured, 6.40%, 6/20/35 ...............................      5,345,000         5,366,327
    Santa Clara USD, COP, 5.375%, 7/01/31 ...................................      7,575,000         7,749,755
    Santa Clarita Community College District GO, Election of 2006, MBIA
       Insured, 5.00%, 8/01/32 ..............................................      9,765,000         9,100,199
    Santa Cruz City High School District GO, MBIA Insured, 5.00%, 8/01/29 ...     11,535,000        10,805,757
    Santa Cruz County RDA Tax Allocation, 7.00%, 9/01/36 ....................      5,000,000         5,209,550
    Santa Margarita Water District Special Tax, Community Facilities District
       No. 99-1, Pre-Refunded, 6.00%, 9/01/30 ...............................      9,000,000        10,521,450
    Santa Maria Bonita School District COP, MBIA Insured, 7.00%, 3/01/16 ....        370,000           370,126
    Santa Maria Water and Wastewater Revenue, COP, Series A, AMBAC Insured,
       5.55%, 8/01/27 .......................................................     21,000,000        21,396,480
    Santee School District COP, Capital Improvement Project, Assured
       Guaranty, 5.50%, 10/01/48 ............................................     15,460,000        15,286,693
    Saugus USD, GO, Series B, FSA Insured, Pre-Refunded, 5.00%, 8/01/29 .....      5,000,000         5,775,900


                    22 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

                                                                                  PRINCIPAL
                                                                                   AMOUNT           VALUE
                                                                                ------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    School Facilities Financing Authority Revenue, Capital Appreciation,
       Grant Joint UHSD, Series A, FSA Insured, zero cpn., 8/01/42 ..........   $ 49,000,000   $     5,977,510
    Shafter Joint Powers Financing Authority Lease Revenue, Community
       Correctional Facility Project, Series A,
       5.95%, 1/01/11 .......................................................        820,000           820,246
       6.05%, 1/01/17 .......................................................      5,135,000         5,135,668
    Simi Valley USD, GO, Election 2004, Series A, MBIA Insured, Pre-Refunded,
       5.00%, 8/01/26 .......................................................      6,000,000         6,857,340
    Snowline Joint USD, CFD Special Tax, No. 2002-1, Series A,
       5.30%, 9/01/29 .......................................................      1,615,000         1,175,559
       5.40%, 9/01/34 .......................................................      2,000,000         1,440,140
    Solano County COP, GO, MBIA Insured, Pre-Refunded, 5.00%, 11/01/32 ......     14,665,000        16,422,014
    Sonoma County Water Agency Water Revenue, Series A, FSA Insured, 5.00%,
       7/01/36 ..............................................................      5,600,000         5,454,288
    South Gate Utility Authority Revenue, Water and Sewer Systems Project,
       FGIC Insured, 5.00%, 10/01/32 ........................................      6,475,000         4,968,980
    Southern California Public Power Authority Natural Gas Project Revenue,
       Project No. 1, Series A, 5.00%, 11/01/33 .............................     17,500,000        14,031,500
    Southern California Public Power Authority Power Project Revenue,
       6.75%, 7/01/13 .......................................................     10,000,000        11,390,900
       Series A, AMBAC Insured, ETM, zero cpn., 7/01/11 .....................     12,000,000        11,658,240
       Series A, AMBAC Insured, ETM, zero cpn., 7/01/12 .....................     16,890,000        16,043,135
       Series A, AMBAC Insured, ETM, zero cpn., 7/01/13 .....................     16,000,000        14,686,880
    Southern California Public Power Authority Project Revenue, Magnolia
       Power Project, Series A, AMBAC Insured, Pre-Refunded, 5.00%,
       7/01/36 ..............................................................     15,800,000        17,827,298
    Southern California Public Power Authority Transmission Project Revenue,
       Southern Transmission Project, 6.125%, 7/01/18 .......................      1,135,000         1,135,284
    Standard Elementary School District GO, Election of 2006, Series A, AMBAC
       Insured, 5.00%, 11/01/30 .............................................      5,000,000         4,778,650
    Stockton COP, Essential Services Building Parking Facility, Pre-Refunded,
       6.00%, 8/01/31 .......................................................      6,585,000         6,676,597
    Stockton East Water District COP, Capital Appreciation, 1990 Project,
       Series A, zero cpn., 4/01/16 .........................................    103,885,000        76,271,328
    Stockton Revenue, O'Connor Woods Housing Corp., Series A, 6.35%,
       11/01/31 .............................................................      9,110,000         7,022,899
    Stockton Revenue COP, Wastewater System Project, Refunding, Series A,
       MBIA Insured, 5.20%, 9/01/29 .........................................     19,160,000        18,441,117
    Stockton USD, GO,
       Election of 2000, MBIA Insured, 5.00%, 1/01/27 .......................      5,030,000         4,870,448
       MBIA Insured, 5.00%, 1/01/28 .........................................      5,335,000         5,105,382
    Suisun City PFA Tax Allocation Revenue, Capital Appreciation
       Redevelopment Project, Series A, zero cpn., 10/01/28 .................     17,855,000         5,410,065
    Sweetwater UHSD, GO, Election of 2006, Series A, FSA Insured, 5.625%,
       8/01/47 ..............................................................     10,000,000        10,144,900
    Tahoe Forest Hospital District Revenue, Series A, 5.90%, 7/01/29 ........      1,635,000         1,378,125
    Thousand Oaks SFHMR, Capital Appreciation, Mortgage-Backed Securities
       Program, Refunding, Series A, GNMA Secured, zero cpn., 9/01/23 .......         16,000            69,577
    Tobacco Securitization Authority Northern California Tobacco Settlement
       Revenue, Asset-Backed Bonds, Series B, Pre-Refunded, 5.00%, 6/01/28 ..     17,390,000        18,711,292


                    Quarterly Statement of Investments | 23

Franklin California Tax-Free Income Fund

                                                                                  PRINCIPAL
                                                                                   AMOUNT           VALUE
                                                                                ------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Tobacco Securitization Authority Southern California Tobacco Settlement
       Revenue, Asset-Backed Bonds,
       Senior Series A, Pre-Refunded, 5.50%, 6/01/36 ........................   $ 80,500,000   $    90,148,730
       Senior Series A, Pre-Refunded, 5.625%, 6/01/43 .......................    123,165,000       138,364,793
       Sub Series B, Pre-Refunded, 6.00%, 6/01/43 ...........................     48,435,000        54,928,196
    Tobacco Securitization Authority Tobacco Settlement Revenue, Series A,
       Pre-Refunded, 5.375%, 6/01/41 ........................................     30,250,000        32,761,960
    Torrance Hospital Revenue, Torrance Memorial Medical Center, Series A,
       5.50%, 6/01/31 .......................................................      4,385,000         4,160,313
    Trabuco Canyon PFA, Special Tax Revenue, Refunding,
       Series A, FSA Insured, 6.00%, 10/01/10 ...............................      7,465,000         7,558,984
       Series A, FSA Insured, 6.10%, 10/01/15 ...............................     13,220,000        15,010,781
       Series C, FSA Insured, 6.00%, 7/01/12 ................................      2,140,000         2,276,660
       Series C, FSA Insured, 6.10%, 7/01/19 ................................      5,215,000         6,161,262
    Tustin CFD No. 04-01 Special Tax, John Laing Homes,
       5.375%, 9/01/29 ......................................................      1,000,000           773,090
       5.50%, 9/01/34 .......................................................      1,500,000         1,142,055
    Twin Cities Police Authority CFD Special Tax, No. 2008-1, Public Safety
       Police, 6.00%, 8/01/44 ...............................................     12,850,000        13,070,249
    University of California Regents Medical Center Pooled Revenue, Series A,
       MBIA Insured, 4.50%, 5/15/47 .........................................     66,335,000        56,222,893
    University of California Regents Revenue, Series A, MBIA Insured, 4.50%,
       5/15/37 ..............................................................     36,715,000        32,536,099
    University of California Revenues,
       General, Refunding, Series J, FSA Insured, 4.50%, 5/15/35 ............     35,000,000        29,931,650
       Limited Project, Series B, FSA Insured, 5.00%, 5/15/29 ...............     17,300,000        17,365,567
       Limited Project, Series B, FSA Insured, 5.00%, 5/15/33 ...............     15,000,000        14,752,650
       Limited Project, Series D, FGIC Insured, 5.00%, 5/15/37 ..............     10,000,000         9,371,800
       Limited Project, Series D, FGIC Insured, 5.00%, 5/15/41 ..............     22,500,000        20,879,775
       Multiple Purpose Projects, Series O, FGIC Insured, Pre-Refunded,
          5.00%, 9/01/23 ....................................................      9,200,000         9,779,968
       Multiple Purpose Projects, Series O, FGIC Insured, Pre-Refunded,
          5.00%, 9/01/26 ....................................................     13,430,000        14,276,627
       Series O, FGIC Insured, Pre-Refunded, 5.25%, 9/01/34 .................     21,235,000        22,634,811
       UCLA Medical Center, Series A, AMBAC Insured, 5.00%, 5/15/34 .........      3,710,000         3,299,229
    Upland COP, San Antonio Community Hospital, Refunding, 5.70%, 1/01/11 ...      5,915,000         5,920,442
(a) Vacaville PFAR, Local Agency, 8.65%, 9/02/18 ............................      4,130,000         3,223,465
    Vacaville USD, GO, Election of 2001, AMBAC Insured, 5.00%, 8/01/32 ......     12,790,000        11,661,282
    Vallejo PFA Local Agency Revenue, Hiddenbrooke Improvement District,
       Series A, 5.80%, 9/01/31 .............................................      4,485,000         3,491,034
    Vallejo RDA Tax Allocation, Waterfront Redevelopment Project, 7.90%,
       5/01/19 ..............................................................      1,935,000         1,853,072
    Vista Community Development Commission Tax Allocation Revenue, Vista
       Redevelopment Project Area, 5.875%, 9/01/37 ..........................      5,000,000         4,286,400
    Vista USD, GO,
       Election of 2002, Series C, FSA Insured, 5.00%, 8/01/28 ..............      4,370,000         4,392,899
       Series B, FGIC Insured, 5.00%, 8/01/28 ...............................      6,000,000         5,912,760
    Washington Township Health Care District Revenue, Refunding,
       5.25%, 7/01/29 .......................................................      6,500,000         5,672,550
       Series A, 5.00%, 7/01/37 .............................................      7,000,000         5,535,250


                     24 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

                                                                                  PRINCIPAL
                                                                                   AMOUNT           VALUE
                                                                                ------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    West Contra Costa USD, GO,
       Election of 2002, Series C, FGIC Insured, 5.00%, 8/01/34 .............   $ 11,605,000   $     9,941,539
       Series A, FSA Insured, 5.00%, 8/01/35 ................................     32,000,000        28,036,480
    West Covina PFA Lease Revenue, Big League Dreams Project, Series A,
       5.00%,
       6/01/30 ..............................................................      4,200,000         3,853,374
       6/01/36 ..............................................................      5,045,000         4,467,247
    West Hollywood COP, Refunding, MBIA Insured, 5.00%, 2/01/25 .............      6,250,000         6,250,875
    West Kern Community College District COP, AMBAC Insured, 5.625%,
       11/01/34 .............................................................     11,035,000        10,923,767
    West Sacramento Financing Authority Special Tax Revenue, Series A, XLCA
       Insured, 5.00%, 9/01/34 ..............................................      5,000,000         3,503,300
    Western Placer Unified School COP, Refinancing Project, Series B, Assured
       Guaranty, 5.125%, 8/01/47 ............................................     10,275,000         9,272,160
    Westlands Water District Revenue COP,
       MBIA Insured, 5.00%, 9/01/26 .........................................     13,150,000        12,794,818
       MBIA Insured, 5.00%, 9/01/34 .........................................     13,500,000        11,815,875
       Series A, MBIA Insured, 5.00%, 9/01/30 ...............................      6,250,000         5,772,187
       Series A, MBIA Insured, 5.00%, 9/01/31 ...............................      7,490,000         6,907,278
       Series A, MBIA Insured, 5.00%, 9/01/35 ...............................      6,910,000         6,008,660
    Whittier Health Facility Revenue, Presbyterian Intercommunity Hospital,
       Pre-Refunded,
       5.60%, 6/01/22 .......................................................     14,285,000        16,197,476
       5.75%, 6/01/31 .......................................................     28,000,000        31,867,920
    William S. Hart UHSD, GO, Series A, MBIA Insured, 5.00%, 9/01/27 ........      8,685,000         8,788,265
    Yuba Community College District GO,
       Capital Appreciation, Election of 2006, Series B, AMBAC Insured, zero
          cpn., 8/01/39 .....................................................      7,075,000           987,246
       Election of 2006, Series A, AMBAC Insured, 5.00%, 8/01/46 ............     24,080,000        21,337,047
    Yucaipa Valley Water District Water System Revenue COP, Series A, MBIA
       Insured, 5.00%,
       9/01/29 ..............................................................     10,100,000         9,163,023
       9/01/34 ..............................................................     12,765,000        11,180,353
                                                                                               ---------------
                                                                                                11,796,116,841
                                                                                               ---------------
    U.S. TERRITORIES 8.6%
    PUERTO RICO 8.4%
    Children's Trust Fund Puerto Rico Tobacco Settlement Revenue,
       Asset-Backed Bonds, Refunding,
       5.50%, 5/15/39 .......................................................      7,210,000         4,889,173
       5.625%, 5/15/43 ......................................................     25,500,000        16,794,810
    Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior
       lien, Series A, 6.00%, 7/01/44 .......................................     10,500,000         9,486,225
    Puerto Rico Commonwealth GO,
       Public Improvement, Refunding, Series A, 5.50%, 7/01/32 ..............     30,000,000        27,214,500
       Public Improvement, Refunding, Series A, MBIA Insured, 5.50%,
          7/01/20 ...........................................................     10,000,000         9,814,300
       Public Improvement, Refunding, Series B, 5.25%, 7/01/32 ..............      7,505,000         6,546,987
       Public Improvement, Series A, 5.125%, 7/01/28 ........................     10,000,000         8,791,600
       Public Improvement, Series A, 5.125%, 7/01/31 ........................     95,185,000        82,264,588
       Public Improvement, Series A, 6.00%, 7/01/38 .........................     10,000,000         9,589,700
       Public Improvement, Series A, Pre-Refunded, 5.00%, 7/01/27 ...........     14,525,000        16,170,973


                     Quarterly Statement of Investments | 25

Franklin California Tax-Free Income Fund

                                                                                  PRINCIPAL
                                                                                   AMOUNT           VALUE
                                                                                ------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    U.S. TERRITORIES (CONTINUED)
    PUERTO RICO (CONTINUED)
    Puerto Rico Commonwealth GO, (continued)
       Public Improvement, Series A, Pre-Refunded, 5.125%, 7/01/31 ..........   $ 37,740,000   $    40,902,989
       Public Improvement, Series B, Pre-Refunded, 5.25%, 7/01/32 ...........     12,495,000        14,676,252
       Public Improvement, Series B, Pre-Refunded, 5.00%, 7/01/35 ...........     21,200,000        24,563,168
       Refunding, Series C, Sub Series C-7, MBIA Insured, 6.00%, 7/01/27 ....     21,000,000        21,246,750
       Series A, 5.25%, 7/01/32 .............................................     10,000,000         8,723,500
       Series A, 5.25%, 7/01/33 .............................................     26,050,000        22,648,130
    Puerto Rico Commonwealth Highway and Transportation Authority Highway
       Revenue, Series Y, Pre-Refunded, 5.00%, 7/01/36 ......................     63,000,000        72,994,320
    Puerto Rico Commonwealth Highway and Transportation Authority
       Transportation Revenue,
       Refunding, Series A, MBIA Insured, 5.00%, 7/01/38 ....................      5,800,000         4,748,750
       Refunding, Series N, FGIC Insured, 5.25%, 7/01/39 ....................      7,000,000         5,940,760
       Series B, Pre-Refunded, 6.00%, 7/01/31 ...............................     13,000,000        13,800,930
       Series B, Pre-Refunded, 6.00%, 7/01/39 ...............................     13,200,000        14,013,252
       Series D, Pre-Refunded, 5.375%, 7/01/36 ..............................     45,000,000        49,753,350
       Series D, Pre-Refunded, 5.75%, 7/01/41 ...............................     20,000,000        22,330,000
       Series K, Pre-Refunded, 5.00%, 7/01/40 ...............................     30,000,000        34,596,300
       Series K, Pre-Refunded, 5.00%, 7/01/45 ...............................     30,000,000        34,596,300
    Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax
       Revenue, 5.00%, 7/01/46 ..............................................     20,000,000        15,045,400
    Puerto Rico Convention Center District Authority Hotel Occupancy Tax
       Revenue, Series A,
       AMBAC Insured, 5.00%, 7/01/31 ........................................      8,000,000         6,424,320
       FGIC Insured, 5.00%, 7/01/24 .........................................      6,505,000         5,504,791
    Puerto Rico Electric Power Authority Power Revenue,
       Series II, Pre-Refunded, 5.25%, 7/01/31 ..............................     48,000,000        54,103,200
       Series WW, 5.00%, 7/01/28 ............................................     12,030,000        11,179,359
       Series WW, 5.25%, 7/01/33 ............................................     32,250,000        29,697,735
    Puerto Rico Industrial Tourist Educational Medical and Environmental
       Control Facilities Revenue, Cogeneration Facility, AES Puerto Rico
       Project, 6.625%, 6/01/26 .............................................      6,800,000         6,810,336
    Puerto Rico PBA Guaranteed Revenue, Government Facilities,
       Refunding, Series D, 5.375%, 7/01/33 .................................     26,510,000        22,427,195
       Refunding, Series M-3, MBIA Insured, 6.00%, 7/01/24 ..................     21,535,000        20,934,389
       Refunding, Series M-3, MBIA Insured, 6.00%, 7/01/27 ..................     15,000,000        14,231,850
       Refunding, Series M-3, MBIA Insured, 6.00%, 7/01/28 ..................     10,000,000         9,442,300
       Refunding, Series N, 5.00%, 7/01/37 ..................................     50,000,000        39,582,000
       Series D, Pre-Refunded, 5.375%, 7/01/33 ..............................     73,490,000        81,252,749
    Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation,
       Series E, Pre-Refunded, 5.50%, 8/01/29 ...............................    129,995,000       142,601,915
    Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
       Convertible Capital Appreciation, First Subordinated, Series A, zero
          cpn. to 8/01/16, 6.75% thereafter, 8/01/32 ........................     80,000,000        50,387,200
       First Subordinated, Series A, 5.75%, 8/01/37 .........................     10,000,000         9,531,900
       First Subordinated, Series A, 6.00%, 8/01/42 .........................      8,000,000         7,808,720
       Series A, 5.25%, 8/01/57 .............................................     10,000,000         9,309,200
                                                                                               ---------------
                                                                                                 1,113,372,166
                                                                                               ---------------


                     26 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

                                                                                  PRINCIPAL
                                                                                   AMOUNT           VALUE
                                                                                ------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    U.S. TERRITORIES (CONTINUED)
    VIRGIN ISLANDS 0.2%
    Virgin Islands PFAR,
(b)    Virgin Islands Matching Fund Loan Note, Diageo Project, Series A,
          6.75%, 10/01/37 ...................................................   $ 10,000,000   $     9,998,600
       Virgin Islands Matching Fund Loan Notes, senior lien, Refunding,
          Series A, 5.50%, 10/01/14 .........................................      3,865,000         3,886,683
       Virgin Islands Matching Fund Loan Notes, senior lien, Refunding,
          Series A, 5.50%, 10/01/22 .........................................      7,000,000         6,782,020
                                                                                               ---------------
                                                                                                    20,667,303
                                                                                               ---------------
    TOTAL U.S. TERRITORIES ..................................................                    1,134,039,469
                                                                                               ---------------
    TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS
       (COST $13,704,209,021) ...............................................                   12,930,156,310
                                                                                               ---------------
    SHORT TERM INVESTMENTS 0.8%
    MUNICIPAL BONDS 0.8%
    CALIFORNIA 0.8%
(c) California Educational Facilities Authority Revenue, Chapman University,
       Refunding, Series A, Daily VRDN and Put, 0.25%, 10/01/36 .............     15,950,000        15,950,000
(c) California Infrastructure and Economic Development Bank Revenue,
    California Academy of Sciences, Refunding, Series F, Daily VRDN and Put,
       0.15%, 9/01/38 .......................................................      2,700,000         2,700,000
    Contemporary Jewish Museum, Daily VRDN and Put, 0.25%, 12/01/36 .........        500,000           500,000
(c) California State Economic Recovery Revenue,
       Series C-2, Daily VRDN and Put, 0.75%, 7/01/23 .......................      2,365,000         2,365,000
       Series C-4, Daily VRDN and Put, 0.28%, 7/01/23 .......................     16,450,000        16,450,000
       Series C-5, Daily VRDN and Put, 0.28%, 7/01/23 .......................     22,595,000        22,595,000
(c) California State GO, Kindergarten-University Public Education Facilities,
       Refunding, Series A-8, Weekly VRDN and Put, 0.25%, 5/01/34 ...........      8,000,000         8,000,000
       Series A4, Daily VRDN and Put, 0.22%, 5/01/34 ........................      1,800,000         1,800,000
(c) Los Angeles Department of Water and Power Waterworks Revenue, Refunding,
       Series B, Sub Series B-6, Daily VRDN and Put, 0.13%, 7/01/34 .........      2,000,000         2,000,000
(c) Sacramento County Sanitation District Financing Authority Revenue, sub ..
       lien, Sanitation District, Refunding, Series A, Daily VRDN and Put,
       0.25%, 12/01/36 ......................................................      9,000,000         9,000,000
(c) Southern California Public Power Authority Revenue,
       Mead-Adelanto Project, Refunding, Series A, Daily VRDN and Put, 0.15%,
          7/01/20 ...........................................................      9,600,000         9,600,000
       Mead-Phoenix Project, Refunding, Series A, Daily VRDN and Put, 0.15%,
          7/01/20 ...........................................................      9,600,000         9,600,000
                                                                                               ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $100,560,000) ........................                      100,560,000
                                                                                               ---------------
    TOTAL INVESTMENTS (COST $13,804,769,021) 98.7% ..........................                   13,030,716,310
    OTHER ASSETS, LESS LIABILITIES 1.3% .....................................                      173,013,346
                                                                                               ---------------
    NET ASSETS 100.0% .......................................................                  $13,203,729,656
                                                                                               ===============

See Abbreviations on page 30.

(a) Security has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2009, the aggregate value of these securities was $8,193,117, representing 0.06% of net assets.

(b)  Security purchased on a when-issued or delayed delivery basis.

(c) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                     See Notes to Statement of Investments.


                     Quarterly Statement of Investments | 27

Franklin California Tax-Free Income Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin California Tax-Free Income Fund (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin California Tax-Free Income Fund
(Fund).

2. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

3. INCOME TAXES

At June 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ........................................   $13,798,775,758
                                                               ===============
Unrealized appreciation ....................................   $   432,878,055
Unrealized depreciation ....................................    (1,200,937,503)
                                                               ---------------
Net unrealized appreciation (depreciation) .................   $  (768,059,448)
                                                               ===============


                    28 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

4. FAIR VALUE MEASUREMENTS

Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At June 30, 2009, all of the Fund's investments in securities carried at fair value were in Level 2 inputs.

5. SUBSEQUENT EVENTS

Management has evaluated subsequent events through August 21, 2009 and determined that no events have occurred that require disclosure.


                    Quarterly Statement of Investments | 29

Franklin California Tax-Free Income Fund

ABBREVIATIONS

SELECTED PORTFOLIO

1915 ACT - Improvement Bond Act of 1915
ABAG     - The Association of Bay Area Governments
ACA      - American Capital Access Holdings Inc.
AD       - Assessment District
AMBAC    - American Municipal Bond Assurance Corp.
BART     - Bay Area Rapid Transit
BHAC     - Berkshire Hathaway Assurance Corp.
CDA      - Community Development Authority/Agency
CFD      - Community Facilities District
CHFCLP   - California Health Facilities Construction Loan Program
COP      - Certificate of Participation
CRDA     - Community Redevelopment Authority/Agency
CSAC     - County Supervisors Association of California
ETM      - Escrow to Maturity
FGIC     - Financial Guaranty Insurance Co.
FHA      - Federal Housing Authority/Agency
FSA      - Financial Security Assurance Inc.
GNMA     - Government National Mortgage Association
GO       - General Obligation
HFAR     - Housing Finance Authority Revenue
HMR      - Home Mortgage Revenue
IDR      - Industrial Development Revenue
MBIA     - Municipal Bond Investors Assurance Corp.
           (effective February 18, 2009, MBIA spun-off and established National Public Financial Guarantee Corp. as a subsidiary under MBIA)
MBS      - Mortgage-Backed Security
MFHR     - Multi-Family Housing Revenue
MFMR     - Multi-Family Mortgage Revenue
MTA      - Metropolitan Transit Authority
MUD      - Municipal Utility District
PBA      - Public Building Authority
PCFA     - Pollution Control Financing Authority
PCR      - Pollution Control Revenue
PFA      - Public Financing Authority
PFAR     - Public Financing Authority Revenue
RDA      - Redevelopment Agency/Authority
RMR      - Residential Mortgage Revenue
SFHMR    - Single Family Home Mortgage Revenue
SFMR     - Single Family Mortgage Revenue
UHSD     - Unified/Union High School District
USD      - Unified/Union School District
XLCA     - XL Capital Assurance

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                    30 | Quarterly Statement of Investments




Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(a) Certification  pursuant to Section 30a-2 under the Investment Company Act
of 1940 of Laura  F. Fergerson,  Chief Executive  Officer  -  Finance   and
Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND



By /S/Laura F. Fergerson
   ------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  August 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/Laura F. Fergerson
   ------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  August 27, 2009

By /S/Gaston Gardey
   ---------------------
      Gaston Gardey
      Chief Financial Officer and Chief Accounting Officer
Date  August 27, 2009